UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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WisdomTree Trust

Currency, Fixed Income and Alternative Funds

Semi-Annual Report

For the six-month period ended February 28, 2011

Currency Income Funds:

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

Fixed Income Fund:

WisdomTree Emerging Markets Local Debt Fund (ELD)

Alternative Fund:

WisdomTree Managed Futures Strategy Fund (WDTI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust. “Dreyfus” is a registered mark of the Dreyfus Corporation and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/11

Description	% of Net Assets
U.S. Treasury Bill, 0.13%, 3/10/11	38.3%
Citigroup, Inc., 0.21%, 3/01/11††	20.8%
U.S. Treasury Bill, 0.15%, 3/03/11	17.9%
U.S. Treasury Bill, 0.10%, 3/17/11	16.4%
Union Bank NA, 0.38%, 3/16/11	1.4%
General Electric Capital Corp., 0.38%, 3/11/11	1.1%
Goldman Sachs Group, Inc., 0.38%, 3/15/11	0.9%
Morgan Stanley, 0.88%, 3/04/11	0.7%
Federal Home Loan Mortgage Corp., 0.36%, 4/01/11	0.5%
Invesco Treasury Fund Private Class, 0.02%	0.5%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Brazilian Real Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 9.56% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). The Fund outperformed the change in the value of the Brazilian real relative to the U.S. dollar by 3.79% over the six months ended February 28, 2011. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and is reflective of the fact that interest rates in Brazil generally were higher than rates in the U.S. during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	5.74%	9.56%	17.28%	8.72%
Fund Market Price Returns[1]	5.16%	9.56%	16.39%	8.09%
Brazilian real	3.72%	5.77%	9.09%	-0.01%
JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil	5.27%	9.83%	17.89%	10.53%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/11

Description	% of Net Assets
Citigroup, Inc., 0.21%, 3/01/11††	30.4%
U.S. Treasury Bill, 0.13%, 3/10/11	29.9%
U.S. Treasury Bill, 0.11%, 3/17/11	22.0%
U.S. Treasury Bill, 0.15%, 3/03/11	12.8%
U.S. Treasury Bill, 0.16%, 3/31/11	1.5%
Federal Home Loan Mortgage Corp., 0.36%, 4/01/11	0.6%
Invesco Treasury Fund Private Class, 0.02%	0.5%
Goldman Sachs Group, Inc., 0.38%, 3/15/11	0.5%
Morgan Stanley, 0.88%, 3/04/11	0.3%
Union Bank NA, 0.38%, 3/16/11	0.3%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Chinese Yuan Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 2.80% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). The Fund underperformed the spot currency rate by 0.73% over the six months ended February 28, 2011. This was primarily due to two factors. First, some expectation of future appreciation in the Fund was incorporated into the pricing of the currency forward contracts at the time of purchase by the Fund. This made the contracts more expensive and acted as a drag on Fund performance relative to the spot currency. Additionally, because of the low interest rate environment in the U.S., the rates paid on the Fund’s investments in U.S. money market instruments were not sufficient to overcome this shortfall.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	1.17%	2.80%	1.34%	1.63%
Fund Market Price Returns[1]	1.21%	2.84%	1.09%	1.26%
Chinese yuan	1.38%	3.53%	3.81%	2.25%
JPMorgan Emerging Local Markets Index Plus (ELMI+) China	1.48%	3.12%	2.24%	3.10%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/11

Description	% of Net Assets
U.S. Treasury Bill, 0.15%, 3/03/11	36.9%
Citigroup, Inc., 0.21%, 3/01/11††	29.0%
U.S. Treasury Bill, 0.14%, 3/10/11	12.2%
U.S. Treasury Bill, 0.14%, 4/07/11	8.1%
U S. Treasury Bill, 0.12%, 3/17/11	7.8%
U.S. Treasury Bill, 0.13%, 5/19/11	2.4%
Invesco Treasury Fund Private Class, 0.02%	0.5%
U.S. Treasury Bill, 0.16%, 3/31/11	0.2%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Commodity Currency Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected commodity-producing countries available to foreign investors and changes in value of these currencies relative to the U.S. dollar. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. The Fund can invest in the currencies of commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. Although this Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 5.46% on net asset value (“NAV”) for the period September 24, 2010 through February 28, 2011 (for more complete performance information please see below). It underperformed its reference composite index by 0.34% over the period, due to transaction costs and expenses.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/28/11

	Cumulative Total Return
	3-Month	Since Fund Inception[1]
Fund NAV Returns	6.01%	5.46%
Fund Market Price Returns	6.04%	5.58%
Equal-Weighted Commodity Currency Composite	6.07%	5.80%

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on September 24, 2010.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/11

Description	% of Net Assets
Citigroup, Inc., 0.21%, 3/01/11††	30.9%
U.S. Treasury Bill, 0.13%, 3/10/11	24.7%
U.S. Treasury Bill, 0.12%, 3/17/11	21.2%
U.S. Treasury Bill, 0.15%, 3/03/11	11.7%
U.S. Treasury Bill, 0.11%, 5/05/11	4.6%
U.S. Treasury Bill, 0.11%, 6/02/11	2.6%
U.S. Treasury Bill, 0.10%, 4/07/11	1.8%
U.S. Treasury Bill, 0.16%, 4/21/11	1.7%
Invesco Treasury Fund Private Class, 0.02%	0.5%
Federal National Mortgage Association, 0.19%, 5/13/11	0.1%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Emerging Currency Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes in value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 6.21% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). During this period, the Fund underperformed its industry reference benchmark, the JPMorgan Emerging Market Index Plus (ELMI+), by 0.59%. The Fund lagged the benchmark primarily due to the underperformance of Asian currencies, relative to currencies in Eastern Europe. The Fund was more heavily invested in Asia while its benchmark index was more heavily concentrated in Eastern Europe.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	2.83%	6.21%	6.99%	9.18%
Fund Market Price Returns[1]	2.74%	6.36%	6.80%	8.61%
Equal-Weighted Emerging Currency Composite	2.90%	6.62%	7.87%	10.12%
JPMorgan Emerging Local Markets Index Plus (ELMI+)	3.88%	6.80%	7.36%	9.39%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 6, 2009.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/11

Description	% of Net Assets
Royal Bank of Scotland PLC, 0.50%, 3/04/11	24.2%
UBS AG, 0.60%, 3/04/11	23.3%
Dutch Treasury Certificate, 0.54%, 3/31/11	9.4%
Belgium Treasury Bill, 0.66%, 4/14/11	5.8%
French Treasury Bill, 0.35%, 3/10/11	5.1%
German Treasury Bill, 0.34%, 4/13/11	4.4%
French Treasury Bill, 0.55%, 4/21/11	4.4%
German Treasury Bill, 0.51%, 5/18/11	4.3%
Buoni Ordinari Del Tes Treasury Bill, 1.02%, 5/31/11	3.6%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

The WisdomTree Dreyfus Euro Fund (the “Fund”) seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. The euro is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 8.71% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). The Fund outperformed the change in the value of the Euro relative to the U.S. dollar by 0.04% over the six months ended February 28, 2011. The Fund benefited as short-term interest rates rose from historically low levels. This offered more attractive investment opportunities and helped the Fund outperform the Euro.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	6.13%	8.71%	1.27%	-3.12%
Fund Market Price Returns[1]	6.44%	8.88%	1.55%	-3.14%
Euro	6.10%	8.67%	1.21%	-3.94%
Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	6.29%	9.02%	1.70%	-2.46%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/11

Description	% of Net Assets
Citigroup, Inc., 0.21%, 3/01/11††	29.6%
U.S. Treasury Bill, 0.13%, 3/10/11	29.5%
U.S. Treasury Bill, 0.10%, 3/17/11	18.7%
U.S. Treasury Bill, 0.15%, 3/03/11	10.5%
Federal Home Loan Mortgage Corp., 0.36%, 4/01/11	5.9%
Goldman Sachs Group, Inc., 0.38%, 3/15/11	1.7%
U.S. Treasury Bill, 0.13%, 5/19/11	1.7%
Invesco Treasury Fund Private Class, 0.02%	0.6%
Union Bank NA, 0.38%, 3/16/11	0.4%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Indian Rupee Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 6.77% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). The Fund outperformed the change in the value of the Indian rupee relative to the U.S. dollar by 2.67% over the six months ended February 28, 2011. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and reflects the fact that interest rates in India generally were higher than rates in the U.S. during the period. The Reserve Bank of India continued to raise interest rates during the period to counter inflationary pressures.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	3.39%	6.77%	5.84%	3.28%
Fund Market Price Returns[1]	3.14%	6.71%	5.54%	3.05%
Indian rupee	1.88%	4.10%	2.32%	-2.20%
JPMorgan Emerging Local Markets Index Plus (ELMI+) India	3.10%	7.11%	6.83%	4.86%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/11

Description	% of Net Assets
Royal Bank of Scotland, 0.10%, 3/01/11††	43.7%
Japan Treasury Bill, 0.10%, 4/11/11, Series 162	24.9%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by Japanese Government Bond.

The WisdomTree Dreyfus Japanese Yen Fund (the “Fund”) seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese yen. The yen is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 2.34% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). The Fund underperformed the change in the spot currency rate by 0.15% over the six months ended February 28, 2011. This was primarily due to the persistence of low interest rates in Japan.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	2.18%	2.34%	8.18%	8.53%
Fund Market Price Returns[1]	2.99%	3.32%	8.87%	8.67%
Japanese yen	2.25%	2.49%	8.46%	8.68%
Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index	2.26%	2.52%	8.54%	8.96%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 21, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/11

Description	% of Net Assets
U.S. Treasury Bill, 0.13%, 3/10/11	49.1%
Citigroup, Inc., 0.21%, 3/01/11††	15.4%
U.S. Treasury Bill, 0.15%, 3/03/11	15.3%
U.S. Treasury Bill, 0.10%, 3/17/11	14.4%
Federal Home Loan Mortgage Corp., 0.36%, 4/01/11	3.3%
Goldman Sachs Group, Inc., 0.38%, 3/15/11	0.7%
Invesco Treasury Fund Private Class, 0.02%	0.6%
Union Bank NA, 0.38%, 3/16/11	0.4%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus New Zealand Dollar Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in New Zealand available to foreign investors and changes in value of the New Zealand dollar relative to the U.S. dollar. The New Zealand dollar is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the fund to maintain a constant share price.

The Fund returned 8.67% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). The Fund outperformed the change in the value of the New Zealand dollar relative to the U.S. dollar by 1.41% over the six months ended February 28, 2011. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and is reflective of the fact that interest rates in New Zealand generally were higher than rates in the U.S. during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	1.67%	8.67%	10.30%	3.05%
Fund Market Price Returns[1]	1.55%	9.17%	10.41%	2.83%
New Zealand dollar	1.00%	7.26%	7.60%	-0.25%
Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	1.76%	8.87%	10.69%	3.73%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/11

Description	% of Net Assets
U.S. Treasury Bill, 0.14%, 3/10/11	33.4%
U.S. Treasury Bill, 0.10%, 3/17/11	24.1%
Citigroup, Inc., 0.21%, 3/01/11††	17.8%
U.S. Treasury Bill, 0.15%, 3/03/11	17.7%
Morgan Stanley, 0.88%, 3/04/11	1.1%
Federal Home Loan Mortgage Corp., 0.36%, 4/01/11	0.9%
Goldman Sachs Group, Inc., 0.38%, 3/15/11	0.9%
Union Bank NA, 0.38%, 3/16/11	0.9%
Invesco Treasury Fund Private Class, 0.02%	0.6%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus South African Rand Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African rand relative to the U.S. dollar. The South African rand is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the funds to maintain a constant share price.

The Fund returned 9.17% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). The Fund outperformed the change in the value of the South African rand relative to the U.S. dollar by 2.88% over the six months ended February 28, 2011. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and reflects the fact that interest rates in South Africa generally were higher than rates in the U.S. during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/11

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	3.50%	9.17%	17.02%	13.32%
Fund Market Price Returns[1]	2.77%	8.47%	17.22%	12.81%
South African rand	2.21%	6.29%	10.45%	4.99%
JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa	3.67%	9.48%	17.99%	14.43%

[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/11

Description	% of Net Assets
Citigroup, Inc., 0.21%, 3/01/11††	4.9%
Republic of Chile, 5.50%, 8/05/20	3.7%
Malaysian Government, 4.01%, 9/15/17, Series 0210	3.5%
Federal Republic of Brazil, 12.50%, 1/05/16	3.5%
Republic of Philippines, 4.95%, 1/15/21	3.3%
Republic of Peru, 7.84%, 8/12/20	3.2%
Malaysian Government, 3.84%, 8/12/15, Series 0110	2.9%
Mexican Bonos Desarr, 7.75%, 12/14/17, Series M10	2.8%
Mexican Bonos Desarr, 8.50%, 12/13/18, Series M10	2.8%
Poland Government Bond, 5.25%, 10/25/20, Series 1020	2.8%
*	The ten largest holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of emerging market countries.

The Fund returned 3.95% on net asset value (“NAV”) for the six-month period ended February 28, 2011 (for more complete performance information please see below). During this period, the Fund underperformed its industry reference benchmark, the JPMorgan Global Bond Index – Emerging Markets (GBI-EM) Global Diversified Index by 1.31%. The Fund lagged due to the relative underperformance of the Fund’s strategic concentrations in Asia versus local currency debt in Eastern Europe and Africa.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/28/11

	Cumulative Total Return
	3-Month	6-Month	Since Fund Inception[1]
Fund NAV Returns	1.46%	3.95%	3.64%
Fund Market Price Returns	1.04%	3.52%	3.27%
JPMorgan GBI-EM Global Diversified Composite Unhedged USD	3.05%	5.26%	4.23%

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on August 9, 2010.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

Investment Breakdown† as of 2/28/11

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/11

Description	% of Net Assets
U.S. Treasury Bill, 0.12%, 3/31/11	83.2%
Dreyfus Institutional Preferred Money Market Fund, 0.23%	14.5%
U.S. Treasury Bill, 0.12%, 3/24/11	0.8%
*	The holdings are subject to change and there is no guarantee the Fund will continue to remain invested in any particular security.

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns.

The Fund returned 2.39% on net asset value (“NAV”) since its inception on January 5, 2011 through February 28, 2011 (for more complete performance information please see below). The Fund underperformed its performance benchmark, the Diversified Trends Indicator, by 0.21% during the period. This was primarily due to management fees and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commission or taxes a shareholder would pay on the sales of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.95%.

Performance as of 2/28/11

Cumulative Total Return
Since Fund Inception[1]
Fund NAV Returns	2.39%
Fund Market Price Returns	2.33%
Diversified Trends Indicator	2.60%

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE on January 5, 2011.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	11

Description of Terms and Indices (unaudited)

Below are descriptions of certain terms and of each index referenced in this Report.

Forward Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

Spot rate:

A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The “spot” return rate is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate.

Swap:

A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets.

Diversified Trends Indicator (“DTI”):

The Diversified Trends Indicator is a long/short rules-based index constructed of 24 liquid commodity and financial futures contracts comprised of 10 sectors. Each month the DTI index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 39.5% commodities and 60.5% financials (when energy is flat). The sectors are positioned either long or short depending on the current market environment. The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index are subject to change at any time.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Fund was constructed as an additional gauge of Emerging Currency Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Israel, South Africa, Turkey, India, China, South Korea and Taiwan, using the total returns of the country subindices of the JPMorgan Emerging Local Markets Index Plus. Each subindex uses a weighted basket of one-month, two-months and three months’ currency forwards (deliverable or non-deliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Fund intends to rebalance, and currency changes will be similarly incorporated at the end of the month following the annual review unless otherwise noted.

JPMorgan Emerging Local Markets Index Plus (ELMI+):

The JPMorgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

12	WisdomTree Currency, Fixed Income and Alternative Funds

Description of Terms and Indices (unaudited) (continued)

JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The Brazil sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) China:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The China sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) India:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The India sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The South Africa sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in South African rand money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Global Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JPMorgan Global Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The returns are reported in U.S. dollar terms.

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month Euro-denominated bank deposits.

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index:

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month yen-denominated bank deposits.

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits.

LIBID is the London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Currency, Fixed Income and Alternative Funds	13

Description of Terms and Indices (unaudited) (concluded)

Return on the Underlying Currency Relative to the U.S. dollar:

New Zealand dollar; South African rand; Brazilian real; euro; Japanese yen

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate.

Source: WM Reuters London closing rates.

Chinese yuan; Indian rupee

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate.

Source: Tullett Prepon Singapore closing rates.

14	WisdomTree Currency, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011, for all Funds other than the Commodity Currency Fund and the Managed Futures Strategy Fund. For the Commodity Currency Fund the period is from September 1, 2010 to February 28, 2011. For the Managed Futures Strategy Fund the period is from January 5, 2011 to February 28, 2011.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 9/01/10 to 2/28/11” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Currency, Fixed Income and Alternative Funds	15

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Annualized Expense Ratio Based on the Period 9/01/10 to 2/28/11	Expenses Paid During the Period† 9/01/10 to 2/28/11
WisdomTree Dreyfus Brazilian Real Fund
Actual	$1,000.00	$1,095.59	0.45%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus Chinese Yuan Fund
Actual	$1,000.00	$1,028.03	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus Commodity Currency Fund*
Actual	$1,000.00	$1,054.63	0.55%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	0.55%	$2.42
WisdomTree Dreyfus Emerging Currency Fund
Actual	$1,000.00	$1,062.10	0.55%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.55%	$2.78
WisdomTree Dreyfus Euro Fund
Actual	$1,000.00	$1,087.06	0.35%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.35%	$1.78
WisdomTree Dreyfus Indian Rupee Fund
Actual	$1,000.00	$1,067.71	0.45%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus Japanese Yen Fund
Actual	$1,000.00	$1,023.44	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.35%	$1.78
WisdomTree Dreyfus New Zealand Dollar Fund
Actual	$1,000.00	$1,086.67	0.45%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus South African Rand Fund
Actual	$1,000.00	$1,091.69	0.45%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$1,039.47	0.55%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.55%	$2.78
WisdomTree Managed Futures Strategy Fund**
Actual	$1,000.00	$1,023.91	0.95%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,006.10	0.95%	$1.44
†	Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period), except for actual return information which reflects the 158 day period for WisdomTree Dreyfus Commodity Currency Fund and 55 day period for WisdomTree Managed Futures Strategy Fund.

*	Commencement of investment operations for the WisdomTree Dreyfus Commodity Currency Fund is September 24, 2010.

**	Commencement of investment operations for the WisdomTree Managed Futures Strategy Fund is January 5, 2011.

16	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 73.1%
Treasury Bills – 72.6%
U.S. Treasury Bills 0.15%, 3/03/11*	$25,000,000	$24,999,686
0.13%, 3/10/11*	53,600,000	53,598,111
0.10%, 3/17/11*	23,000,000	22,998,962

Total Treasury Bills		101,596,759
U.S. Government Agencies – 0.5%
Federal Home Loan Mortgage Corp. 0.36%, 4/01/11**	800,000	800,263

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $102,397,232)		102,397,022
CORPORATE BONDS – 4.1%
Banks – 1.4%
Union Bank NA 0.38%, 3/16/11**(a)	2,000,000	2,000,124
Financials – 2.7%
General Electric Capital Corp. 0.38%, 3/11/11**(a)	1,500,000	1,500,097
Goldman Sachs Group, Inc. 0.38%, 3/15/11**(a)	1,200,000	1,200,094
Morgan Stanley 0.88%, 3/04/11**(a)	1,000,000	1,000,076

Total Financials		3,700,267
TOTAL CORPORATE BONDS (Cost: $5,700,165)		5,700,391
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $734,353)	734,353	734,353
REPURCHASE AGREEMENT – 20.8%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/11, 0.21% due 3/01/11; Proceeds at maturity – $29,114,784 (fully collateralized by Ginnie Mae, 4.50% – 6.50% due 1/20/34 – 1/15/45; Market value – $30,570,346)

(Cost: $29,114,614)	29,114,614	29,114,614
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $137,946,364)(c)		137,946,380
Other Assets in Excess of Liabilities – 1.5%		2,046,656

NET ASSETS – 100.0%		$139,993,036
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2011. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	17

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 66.8%
Treasury Bills – 66.2%
U.S. Treasury Bills 0.15%, 3/03/11*	$83,800,000	$83,798,948
0.13%, 3/10/11*	195,700,000	195,693,082
0.11%, 3/17/11*	144,000,000	143,993,432
0.16%, 3/31/11*	10,000,000	9,998,999

Total Treasury Bills		433,484,461
U.S. Government Agencies – 0.6%
Federal Home Loan Mortgage Corp. 0.36%, 4/01/11**	3,900,000	3,901,281

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $437,386,152)		437,385,742
CORPORATE BONDS – 1.1%
Banks – 0.3%
Union Bank NA 0.38%, 3/16/11**(a)	2,000,000	2,000,125
Financials – 0.8%
Goldman Sachs Group, Inc. 0.38%, 3/15/11**(a)	3,000,000	3,000,236
Morgan Stanley 0.88%, 3/04/11**(a)	2,000,000	2,000,151

Total Financials		5,000,387
TOTAL CORPORATE BONDS (Cost: $7,000,253)		7,000,512
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $3,317,522)	3,317,522	3,317,522
REPURCHASE AGREEMENT – 30.4%

Citigroup, Inc. tri-party repurchase agreement
dated 2/28/11, 0.21% due 3/01/11;
Proceeds at maturity – $199,367,510 (fully
collateralized by Ginnie Mae, 3.50% – 6.50%
due 4/20/25 – 4/15/43;
Market value – $209,334,665)

(Cost: $199,366,347)	199,366,347	199,366,347
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $647,070,274)(c)		647,070,123
Other Assets in Excess of Liabilities – 1.2%		7,868,204

NET ASSETS – 100.0%		$654,938,327
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2011. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

18	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 67.6%
Treasury Bills – 67.6%
U.S. Treasury Bills 0.15%, 3/03/11*	$45,800,000	$45,799,445
0.14%, 3/10/11*	15,100,000	15,099,447
0.12%, 3/17/11*	9,700,000	9,699,496
0.16%, 3/31/11*	200,000	199,980
0.14%, 4/07/11*	10,000,000	9,998,828
0.13%, 5/19/11*	3,000,000	2,999,211

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $83,796,345)		83,796,407
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $635,032)	635,032	635,032
REPURCHASE AGREEMENT – 29.0%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/11, 0.21% due 3/01/11; Proceeds at maturity – $36,009,124 (fully collateralized by Ginnie Mae, 3.50% – 6.00% due 9/20/36 – 11/20/40; Market value – $37,809,360)

(Cost: $36,008,914)	36,008,914	36,008,914
TOTAL INVESTMENTS IN SECURITIES – 97.1% (Cost: $120,440,291)(b)		120,440,353
Other Assets in Excess of Liabilities – 2.9%		3,559,611

NET ASSETS – 100.0%		$123,999,964

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	19

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 68.5%
Treasury Bills - 68.3%
U.S. Treasury Bills 0.15%, 3/03/11*	$44,500,000	$44,499,441
0.13%, 3/10/11*	94,000,000	93,996,686
0.12%, 3/17/11*	80,700,000	80,696,081
0.10%, 4/07/11*	7,000,000	6,999,308
0.16%, 4/21/11*	6,500,000	6,499,374
0.11%, 5/05/11*	17,300,000	17,296,402
0.11%, 6/02/11*	10,000,000	9,996,590

Total Treasury Bills		259,983,882
U.S. Government Agencies – 0.2%
Federal Home Loan Mortgage Corp. 0.37%, 3/09/11**	300,000	300,011
Federal National Mortgage Association 0.19%, 5/13/11**	500,000	500,112

Total U.S. Government Agencies		800,123
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $260,784,635)		260,784,005
CORPORATE BONDS – 0.3%
Banks – 0.1%
Citigroup Funding, Inc. 0.23%, 5/05/11**(a)	300,000	300,067
Union Bank NA 0.38%, 3/16/11**(a)	115,000	115,007

Total Banks		415,074
Financials – 0.2%
Goldman Sachs Group, Inc. 0.38%, 3/15/11**(a)	400,000	400,032
JPMorgan Chase & Co. 0.43%, 4/01/11**(a)	400,000	400,090

Total Financials		800,122
TOTAL CORPORATE BONDS (Cost: $1,215,297)		1,215,196
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $1,917,245)	1,917,245	1,917,245
REPURCHASE AGREEMENT – 30.9%

Citigroup, Inc. tri-party repurchase agreement
dated 2/28/11, 0.21% due 3/01/11;
Proceeds at maturity – $117,660,236 (fully
collateralized by Ginnie Mae, 4.00% – 7.35%
due 2/15/25 – 1/15/42;
Market value – $123,542,528)

(Cost: $117,659,550)	117,659,550	117,659,550
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $381,576,727)(c)		381,575,996
Liabilities in Excess of Other Assets – (0.2)%		(747,778)

NET ASSETS – 100.0%		$380,828,218

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2011. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

20	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

February 28, 2011

Investments	Principal Amount	Value

TIME DEPOSITS – 47.5%
Banks – 47.5%
Royal Bank of Scotland PLC 0.50%, 3/04/11	1,663,906 EUR	$2,298,187
UBS AG 0.60%, 3/04/11	1,595,263 EUR	2,203,378

TOTAL TIME DEPOSITS (Cost: $4,485,266)		4,501,565
FOREIGN GOVERNMENT OBLIGATIONS – 37.0%
Sovereign – 37.0%
Belgium Treasury Bill 0.66%, 4/14/11*	400,000 EUR	551,843
Buoni Ordinari Del Tes Treasury Bill 1.02%, 5/31/11*	250,000 EUR	344,525
Dutch Treasury Certificate 0.54%, 3/31/11*	650,000 EUR	897,285
French Treasury Bills 0.35%, 3/10/11*	350,000 EUR	483,360
0.55%, 4/21/11*	300,000 EUR	414,015
German Treasury Bills 0.34%, 4/13/11*	300,000 EUR	414,072
0.51%, 5/18/11*	296,000 EUR	408,391

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,401,485)		3,513,491
TOTAL INVESTMENTS IN SECURITIES – 84.5% (Cost: $7,886,751)(a)		8,015,056
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 15.5%		1,473,551

NET ASSETS – 100.0%		$9,488,607

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – euro

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	21

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 66.2%
Treasury Bills – 60.3%
U.S. Treasury Bills 0.15%, 3/03/11*	$2,500,000	$2,499,969
0.13%, 3/10/11*	7,050,000	7,049,751
0.10%, 3/17/11*	4,450,000	4,449,799
0.13%, 5/19/11*	400,000	399,895

Total Treasury Bills		14,399,414
U.S. Government Agencies – 5.9%
Federal Home Loan Mortgage Corp. 0.36%, 4/01/11**	1,400,000	1,400,460

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $15,799,661)		15,799,874
CORPORATE BONDS – 2.1%
Banks – 0.4%
Union Bank NA 0.38%, 3/16/11**(a)	100,000	100,006
Financials – 1.7%
Goldman Sachs Group, Inc. 0.38%, 3/15/11**(a)	400,000	400,031

TOTAL CORPORATE BONDS (Cost: $500,043)		500,037
MONEY MARKET FUND – 0.6%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $152,314)	152,314	152,314
REPURCHASE AGREEMENT – 29.6%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/11, 0.21% due 3/01/11; Proceeds at maturity – $7,058,936 (fully collateralized by Ginnie Mae, 4.00% – 5.00% due 4/15/39 – 8/15/40; Market value – $7,411,840)

(Cost: $7,058,895)	7,058,895	7,058,895
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $23,510,913)(c)		23,511,120
Other Assets in Excess of Liabilities – 1.5%		348,300

NET ASSETS – 100.0%		$23,859,420
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2011. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

22	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

February 28, 2011

Investments	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATION – 24.9%
Sovereign – 24.9%
Japan Treasury Bill 0.10%, 4/11/11, Series 162*
(Cost: $1,562,797)	130,000,000 JPY	$1,586,522
REPURCHASE AGREEMENT – 43.7%

Repurchase agreement dated 2/28/11, 0.10% due 3/01/11 with Royal Bank of Scotland; Proceeds at maturity – 228,477,387 JPY (fully collateralized by Japan Government Bond, 1.20% due 9/20/12; Market value – $2,831,672)

(Cost: $2,788,682)	228,476,752 JPY	2,788,682
TOTAL INVESTMENTS IN SECURITIES – 68.6% (Cost: $4,351,479)(a)		4,375,204
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 31.4%		1,998,348

NET ASSETS – 100.0%		$6,373,552

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY – Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	23

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 82.1%
Treasury Bills – 78.8%
U.S. Treasury Bills 0.15%, 3/03/11*	$4,200,000	$4,199,947
0.13%, 3/10/11*	13,500,000	13,499,524
0.10%, 3/17/11*	3,950,000	3,949,822

Total Treasury Bills		21,649,293
U.S. Government Agencies – 3.3%
Federal Home Loan Mortgage Corp. 0.36%, 4/01/11**	900,000	900,296

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $22,549,503)		22,549,589
CORPORATE BONDS – 1.1%
Banks – 0.4%
Union Bank NA 0.38%, 3/16/11**(a)	100,000	100,006
Financials – 0.7%
Goldman Sachs Group, Inc. 0.38%, 3/15/11**(a)	200,000	200,016
TOTAL CORPORATE BONDS (Cost: $300,027)		300,022
MONEY MARKET FUND – 0.6%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $152,014)	152,014	152,014
REPURCHASE AGREEMENT – 15.4%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/11, 0.21% due 3/01/11; Proceeds at maturity – $4,240,331 (fully collateralized by Ginnie Mae, 4.50% due 6/15/40 – 10/15/40; Market value – $4,452,322)

(Cost: $4,240,307)	4,240,307	4,240,307
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $27,241,851)(c)		27,241,932
Other Assets in Excess of Liabilities – 0.8%		233,523

NET ASSETS – 100.0%		$27,475,455

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2011. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 76.1%
Treasury Bills – 75.2%
U.S. Treasury Bills 0.15%, 3/03/11*	$1,990,000	$1,989,975
0.14%, 3/10/11*	3,750,000	3,749,867
0.10%, 3/17/11*	2,700,000	2,699,878

Total Treasury Bills		8,439,720
U.S. Government Agencies – 0.9%
Federal Home Loan Mortgage Corp. 0.36%, 4/01/11**	100,000	100,033

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $8,539,763)		8,539,753
CORPORATE BONDS – 2.9%
Banks – 0.9%
Union Bank NA 0.38%, 3/16/11**(a)	100,000	100,006
Financials – 2.0%
Goldman Sachs Group, Inc. 0.38%, 3/15/11**(a)	100,000	100,008
Morgan Stanley 0.88%, 3/04/11**(a)	125,000	125,010

Total Financials		225,018
TOTAL CORPORATE BONDS (Cost: $325,026)		325,024
MONEY MARKET FUND – 0.6%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $65,600)	65,600	65,600
REPURCHASE AGREEMENT – 17.8%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/11, 0.21% due 3/01/11; Proceeds at maturity – $2,002,891 (fully collateralized by Fannie Mae, 6.00% due 3/01/37 and Ginnie Mae, 4.50% due 6/15/40; Market value – $2,103,023)

(Cost: $2,002,879)	2,002,879	2,002,879
TOTAL INVESTMENTS IN SECURITIES – 97.4% (Cost: $10,933,268)(c)		10,933,256
Other Assets in Excess of Liabilities – 2.6%		293,388

NET ASSETS – 100.0%		$11,226,644

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2011. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	25

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2011

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS – 72.4%
Sovereign Bond – 72.1%
Federal Republic of Brazil 12.50%, 1/05/16(a)	31,081,000 BRL	$21,508,532
10.25%, 1/10/28(a)	23,700,000 BRL	14,735,677
Indonesia Government 9.50%, 6/15/15, Series FR27	87,491,000,000 IDR	10,414,330
10.75%, 5/15/16, Series FR30	42,400,000,000 IDR	5,286,482
7.38%, 9/15/16, Series FR55	127,741,000,000 IDR	13,959,413
Korea Treasury Bond 3.75%, 6/10/13, Series 1306	15,990,000,000 KRW	14,176,648
4.50%, 3/10/15, Series 1503	18,183,160,000 KRW	16,367,261
5.00%, 6/10/20, Series 2006	15,178,920,000 KRW	13,835,902
Malaysian Government 3.43%, 8/15/14, Series 0211	1,710,000 MYR	561,816
3.84%, 8/12/15, Series 0110	54,733,000 MYR	18,230,243
3.81%, 2/15/17, Series 0207	31,690,000 MYR	10,516,499
4.01%, 9/15/17, Series 0210	64,915,000 MYR	21,616,067
4.38%, 11/29/19, Series 0902	49,282,000 MYR	16,628,802
Mexican Bonos Desarr 7.75%, 12/14/17, Series M10	203,152,000 MXN	17,397,917
8.50%, 12/13/18, Series M10	193,624,000 MXN	17,161,732
Nota do Tesouro Nacional 10.00%, 1/01/13	6,390,000 BRL	3,691,490
Poland Government Bond 5.75%, 4/25/14, Series 0414	1,030,000 PLN	362,464
5.50%, 10/25/19, Series 1019	46,348,000 PLN	15,445,286
5.25%, 10/25/20, Series 1020	52,595,000 PLN	17,124,312
5.75%, 9/23/22, Series 0922	36,782,000 PLN	12,233,810
Republic of Chile 5.50%, 8/05/20	10,999,000,000 CLP	22,754,018
Republic of Colombia 12.00%, 10/22/15(a)	17,127,000,000 COP	11,312,910
7.75%, 4/14/21(a)	17,491,000,000 COP	9,703,157
Republic of Peru 8.60%, 8/12/17	6,570,000 PEN	2,772,817
7.84%, 8/12/20	48,390,000 PEN	19,658,830
Republic of Philippines 4.95%, 1/15/21(a)	919,000,000 PHP	20,759,238
Republic of South Africa 7.25%, 1/15/20, Series R207	92,230,000 ZAR	12,209,388
10.50%, 12/21/26, Series R186(a)	97,454,000 ZAR	15,949,561
Thailand Government Bond 5.25%, 5/12/14	440,635,000 THB	15,204,912
4.13%, 11/18/16	415,720,000 THB	13,986,126
5.13%, 3/13/18	437,345,000 THB	15,603,511
Turkey Government Bond 10.00%, 6/17/15	20,762,000 TRY	13,338,294
10.50%, 1/15/20	18,975,000 TRY	12,687,945

Total Sovereign Bond		447,195,390
Sovereign Agency – 0.3%
Kommunekredit 8.00%, 7/05/13	19,000,000 MXN	1,630,393
TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $455,925,387)		448,825,783

Investments	Principal Amount	Value

SUPRANATIONAL BONDS – 18.7%
Banks – 18.7%
Asian Development Bank 8.00%, 5/09/11	12,400,000 MXN	$1,032,174
12.00%, 2/21/12	1,680,000 TRY	1,099,932
13.50%, 6/27/12	550,000 TRY	369,528
9.25%, 4/30/13	14,180,000 BRL	8,610,874
6.55%, 1/28/15	43,850,000 MXN	3,533,531
6.50%, 9/15/15	5,660,000 ZAR	746,105
European Bank for Reconstruction & Development 8.10%, 10/20/11	500,000 TRY	313,717
6.00%, 2/14/12	11,850,000 RUB	419,863
9.25%, 9/10/12	10,645,000 BRL	6,404,269
8.00%, 2/18/13	46,490,000 ZAR	6,850,476
6.75%, 5/12/17	201,650,000 RUB	6,939,945
European Investment Bank 6.25%, 6/14/12	16,300,000 RUB	574,392
11.25%, 2/14/13	3,000,000 BRL	1,878,503
6.25%, 3/11/13	98,350,000 RUB	3,448,712
8.00%, 10/21/13	37,750,000 ZAR	5,521,944
8.50%, 11/04/14	8,890,000 ZAR	1,313,639
9.57%, 3/02/15*(b)	4,555,000 TRY	2,099,951
9.63%, 4/01/15	5,880,000 TRY	3,894,319
6.50%, 12/15/15	88,150,000 RUB	3,028,547
9.75%, 3/30/16*(b)	1,800,000 TRY	746,290
6.50%, 9/30/16	70,600,000 RUB	2,396,592
Inter-American Development Bank 7.75%, 1/08/13	15,550,000 RUB	562,025
9.50%, 1/06/14	4,240,000 BRL	2,616,056
8.00%, 1/26/16	18,412,000 MXN	1,640,053
8.50%, 7/28/16	5,180,000 ZAR	731,494
7.50%, 12/05/24	37,471,000 MXN	2,945,466
International Bank for Reconstruction & Development 5.00%, 7/01/13	84,250,000 MXN	6,979,714
6.50%, 9/11/13	83,550,000 MXN	7,155,904
4.88%, 9/16/13	52,300,000 RUB	1,787,523
7.50%, 10/23/13	10,700,000 RUB	384,727
6.25%, 12/11/13	27,100,000 RUB	954,219
5.25%, 11/24/14	11,200,000 RUB	378,623
8.75%, 3/01/17	16,900,000 ZAR	2,518,613
7.50%, 3/02/17	17,500,000 RUB	631,319
10.00%, 3/02/17	3,875,000 TRY	2,638,717
13.63%, 5/09/17	1,550,000 TRY	1,211,654
7.50%, 3/05/20	26,230,000 MXN	2,262,375
International Finance Corp. 11.25%, 7/17/12	4,620,000 TRY	3,061,234
17.00%, 7/17/12	1,350,000 TRY	950,728
8.25%, 1/15/14	9,080,000 BRL	5,392,108
Kreditanstalt Fuer Wiederaufbau 6.35%, 5/22/12	20,000,000 RUB	719,650
7.25%, 12/17/12	690,000 TRY	434,861
7.63%, 11/04/14	570,000 TRY	352,628
Landwirtschaftliche Rentenbank 10.13%, 2/05/14	770,000 TRY	509,171
8.50%, 2/22/16	27,550,000 MXN	2,429,851

See Notes to Financial Statements.

26	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2011

Investments	Principal Amount	Value

Nordic Investment Bank 8.09%, 3/28/11	35,500,000 MXN	$2,942,759
10.00%, 5/14/13	4,085,000 BRL	2,488,642

TOTAL SUPRANATIONAL BONDS (Cost: $115,584,831)		115,903,417
MONEY MARKET FUND – 2.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $12,325,029)	$12,325,029	12,325,029
INVESTMENT OF CASH COLATERAL FOR SECURITIES LOANED – 6.7%
MONEY MARKET FUND – 6.7%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d)
(Cost: $41,861,000)(e)	41,861,000	41,861,000
REPURCHASE AGREEMENT – 4.9%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/11, 0.21% due 3/01/11; Proceeds at maturity – $30,423,241 (fully collateralized by Ginnie Mae, 3.50% – 6.00% due 1/15/32 – 2/15/41; Market value – $31,944,216)

(Cost: $30,423,063)	30,423,063	30,423,063
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $656,119,310)(f)		649,338,292
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.7)%		(29,127,779)

NET ASSETS – 100.0%		$620,210,513

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL – Brazilian real

CLP – Chilean peso

COP – Colombian peso

IDR – Indonesian rupiah

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PEN – Peruvian nuevo sol

PHP – Philippines peso

PLN – Polish zloty

RUB – Russian ruble

THB – Thai baht

TRY – Turkish new lira

ZAR – South African rand

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Securities, or portion thereof, was on loan at February 28, 2011 (See Note 2).

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(d)	Interest rate shown reflects yield as of February 28, 2011.

(e)	At February 28, 2011, the total market value of the Fund’s securities on loan was $39,057,905 and the total market value of the collateral held by the Fund was $41,861,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	27

Consolidated Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

February 28, 2011

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 84.0%
Treasury Bills – 84.0%
U.S. Treasury Bills 0.12%, 3/24/11*	$325,000	$324,974
0.12%, 3/31/11*	34,200,000	34,196,837

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $34,521,687)		34,521,811
MONEY MARKET FUND – 14.5%
Dreyfus Institutional Preferred Money Market Fund, 0.23%(a)
(Cost: $5,970,248)	5,970,248	5,970,248
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $40,491,935)(b)		40,492,059
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.5%		614,214

NET ASSETS – 100.0%		$41,106,273

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 28, 2011.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Commodity Currency Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Indian Rupee Fund
ASSETS:

Investments, at cost	$137,946,364	$647,070,274	$120,440,291	$381,576,727	$7,886,751	$23,510,913

Foreign currency, at cost	—	—	—	—	1,430,019	—
Investments in securities, at value (including repurchase agreements of $29,114,614, $199,366,347, $36,008,914, $117,659,550, $0 and $7,058,895, respectively) (Note 2)	137,946,380	647,070,123	120,440,353	381,575,996	8,015,056	23,511,120

Cash	—	—	—	—	4,834	—

Foreign currency, at value	—	—	—	—	1,470,991	—

Unrealized appreciation on forward foreign currency contracts	2,789,343	8,381,091	5,022,003	3,961,099	—	355,044

Receivables:

Interest	6,531	11,688	219	1,742	274	1,278

Capital shares sold	—	—	—	2,240,166	—	—
Total Assets	140,742,254	655,462,902	125,462,575	387,779,003	9,491,155	23,867,442
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	701,037	296,394	1,411,650	1,805,367	—	68

Payables:

Investment securities purchased	—	—	—	4,998,921	—	—

Advisory fees (Note 3)	47,714	225,972	50,557	145,334	2,516	7,877

Service fees (Note 2)	467	2,209	404	1,163	32	77
Total Liabilities	749,218	524,575	1,462,611	6,950,785	2,548	8,022
NET ASSETS	$139,993,036	$654,938,327	$123,999,964	$380,828,218	$9,488,607	$23,859,420
NET ASSETS:

Paid-in capital	$131,438,692	$654,275,670	$120,607,772	$371,406,803	$8,376,466	$22,475,728

Undistributed (Distributions in excess of) net investment income	(241,252)	(892,646)	(90,380)	(606,111)	1,577	(32,070)

Accumulated net realized gain (loss) on investments and foreign currency related transactions	6,707,274	(6,529,243)	(127,843)	7,872,525	941,287	1,060,579

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,088,322	8,084,546	3,610,415	2,155,001	169,277	355,183
NET ASSETS	$139,993,036	$654,938,327	$123,999,964	$380,828,218	$9,488,607	$23,859,420
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,200,000	25,800,000	4,700,004	17,000,000	425,000	900,000
Net asset value per share	$26.92	$25.39	$26.38	$22.40	$22.33	$26.51

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	29

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Managed Futures Strategy Fund[1]
ASSETS:

Investments, at cost	$4,351,479	$27,241,851	$10,933,268	$656,119,310	$40,491,935

Foreign currency, at cost	776,107	—	—	2,821,922	25,062

Investments in securities, at value (including repurchase agreements of $2,788,682, $4,240,307, $2,002,879, $30,423,063 and $0, respectively and securities on loan) (Note 2)[2]	4,375,204	27,241,932	10,933,256	649,338,292	40,492,059

Cash	4,592	—	—	3,989,982	23,141

Foreign currency, at value	776,107	—	—	2,839,311	25,062

Unrealized appreciation on forward foreign currency contracts	—	272,433	296,660	476,070	39,399

Unrealized appreciation on swap contracts	—	—	—	—	425,109

Receivables:

Interest	8	803	491	11,125,906	807

Investment securities sold	1,220,405	—	—	—	5,010,000

Variation margin	—	—	—	—	6,685
Total Assets	6,376,316	27,515,168	11,230,407	667,769,561	46,022,262
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	30,009	—	79,279	15,305

Unrealized depreciation on swap contracts	—	—	—	816,161	—

Payables:

Investment securities purchased	—	—	—	4,539,271	4,860,601

Collateral for securities on loan (Note 2)	—	—	—	41,861,000	—

Variation margin	—	—	—	—	15,692

Advisory fees (Note 3)	2,730	9,610	3,727	261,247	23,274

Service fees (Note 2)	34	94	36	2,090	108

Other payables	—	—	—	—	1,009
Total Liabilities	2,764	39,713	3,763	47,559,048	4,915,989
NET ASSETS	$6,373,552	$27,475,455	$11,226,644	$620,210,513	$41,106,273
NET ASSETS:

Paid-in capital	$6,017,430	$27,697,004	$10,967,837	$627,932,934	$40,283,422

Distributions in excess of net investment income	(16,981)	(36,523)	(17,402)	(362,106)	(30,503)

Accumulated net realized gain (loss) on investments, swap contracts, futures contracts and foreign currency related transactions	351,765	(427,531)	(20,439)	(220,139)	461,173

Net unrealized appreciation (depreciation) on investments, swap contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	21,338	242,505	296,648	(7,140,176)	392,181
NET ASSETS	$6,373,552	$27,475,455	$11,226,644	$620,210,513	$41,106,273
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	1,200,000	400,000	12,200,002	800,002
Net asset value per share	$31.87	$22.90	$28.07	$50.84	$51.38
[1]	Consolidated.

[2]	Market values of securities out on loan were as follows: $0, $0, $0, $39,057,905 and $0, respectively (Note 2).

See Notes to Financial Statements.

30	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Operations (unaudited)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2011

	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Commodity Currency Fund[1]	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Indian Rupee Fund
INVESTMENT INCOME:

Interest	$141,136	$523,703	$34,300	$235,781	$20,625	$19,585
Total investment income	141,136	523,703	34,300	235,781	20,625	19,585
EXPENSES:

Advisory fees (Note 3)	378,685	1,402,634	123,690	835,210	17,694	51,155

Service fees (Note 2)	3,703	13,715	990	6,682	222	500
Total expenses	382,388	1,416,349	124,680	841,892	17,916	51,655
Net investment income (loss)	(241,252)	(892,646)	(90,380)	(606,111)	2,709	(32,070)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	514	549	22	505	1,083,705	41

Foreign currency related transactions	16,030,224	1,520,248	(39,325)	18,704,237	(142,235)	1,039,087
Net realized gain (loss)	16,030,738	1,520,797	(39,303)	18,704,742	941,470	1,039,128
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(16,374)	(39,437)	62	(8,425)	172,468	(1,900)

Translation of assets and liabilities denominated in foreign currencies	1,120,940	15,176,242	3,610,353	2,619,334	40,770	489,864
Net change in unrealized appreciation	1,104,566	15,136,805	3,610,415	2,610,909	213,238	487,964
Net realized and unrealized gain on investments	17,135,304	16,657,602	3,571,112	21,315,651	1,154,708	1,527,092
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,894,052	$15,764,956	$3,480,732	$20,709,540	$1,157,417	$1,495,022

[1]	Commencement of operations September 24, 2010.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	31

Statements of Operations (unaudited) (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2011

	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Managed Futures Strategy Fund[1]
INVESTMENT INCOME:

Interest[2]	$4,499	$19,853	$9,504	$11,160,374	$5,453

Securities lending income (Note 2)	—	—	—	5,357	—
Total investment income	4,499	19,853	9,504	11,165,731	5,453
EXPENSES:

Advisory fees (Note 3)	21,213	55,830	26,646	1,223,132	35,790

Service fees (Note 2)	267	546	260	9,785	166
Total expenses	21,480	56,376	26,906	1,232,917	35,956
Net investment income (loss)	(16,981)	(36,523)	(17,402)	9,932,814	(30,503)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	6	87	19	(698,231)	517,306

Swap contracts	—	—	—	1,119,847	(6,816)

Futures contracts	—	—	—	—	(49,317)

Foreign currency related transactions	351,761	1,703,020	787,604	6,656	—
Net realized gain	351,767	1,703,107	787,623	428,272	461,173
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(160,897)	(1,674)	(730)	(7,015,398)	124

Swap contracts	—	—	—	(451,180)	425,109

Futures contracts	—	—	—	—	(57,146)

Translation of assets and liabilities denominated in foreign currencies	(28,010)	(186,271)	319,173	654,882	24,094
Net change in unrealized appreciation (depreciation)	(188,907)	(187,945)	318,443	(6,811,696)	392,181
Net realized and unrealized gain (loss) on investments	162,860	1,515,162	1,106,066	(6,383,424)	853,354
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,879	$1,478,639	$1,088,664	$3,549,390	$822,851

[1]	Commencement of operations January 5, 2011; consolidated.

[2]	Net of foreign witholding tax of $0, $0, $0, $336,758, and $0, respectively.

See Notes to Financial Statements.

32	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (unuaudited)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Dreyfus Brazilian Real Fund		WisdomTree Dreyfus Chinese Yuan Fund		WisdomTree Dreyfus Commodity Currency Fund
	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Period September 24, 2010* through February 28, 2011 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(241,252)	$(426,321)	$(892,646)	$(1,422,282)	$(90,380)

Net realized gain (loss) on investments and foreign currency related transactions	16,030,738	13,430,403	1,520,797	(3,767,200)	(39,303)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,104,566	4,133,722	15,136,805	(7,074,141)	3,610,415
Net increase (decrease) in net assets resulting from operations	16,894,052	17,137,804	15,764,956	(12,263,623)	3,480,732
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(145,080)	—	—	—

Capital gains	(16,220,400)	(1,567,800)	(3,656,016)	—	(88,540)
Total dividends and distributions	(16,220,400)	(1,712,880)	(3,656,016)	—	(88,540)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,496,333	129,640,331	101,970,562	721,349,097	125,759,756

Cost of shares redeemed	(104,353,656)	(36,461,840)	(45,418,934)	(259,467,734)	(5,152,084)
Net increase (decrease) in net assets resulting from capital share transactions	(81,857,323)	93,178,491	56,551,628	461,881,363	120,607,672
Net Increase (Decrease) in Net Assets	(81,183,671)	108,603,415	68,660,568	449,617,740	123,999,864
NET ASSETS:

Beginning of period	$221,176,707	$112,573,292	$586,277,759	$136,660,019	$100

End of period	$139,993,036	$221,176,707	$654,938,327	$586,277,759	$123,999,964
Distributions in excess of net investment income included in net assets at end of period	$(241,252)	$—	$(892,646)	$—	$(90,380)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,000,000	4,600,000	23,600,000	5,400,000	4

Shares created	800,000	4,800,000	4,000,000	28,600,000	4,900,000

Shares redeemed	(3,600,000)	(1,400,000)	(1,800,000)	(10,400,000)	(200,000)
Shares outstanding, end of period	5,200,000	8,000,000	25,800,000	23,600,000	4,700,004
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	33

Statements of Changes in Net Assets (unaudited) (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Dreyfus Emerging Currency Fund		WisdomTree Dreyfus Euro Fund		WisdomTree Dreyfus Indian Rupee Fund
	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(606,111)	$(1,022,340)	$2,709	$(4,345)	$(32,070)	$(72,276)

Net realized gain (loss) on investments and foreign currency related transactions	18,704,742	719,318	941,470	(2,038,612)	1,039,128	710,591

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,610,909	(149,064)	213,238	(140,179)	487,964	(802)
Net increase (decrease) in net assets resulting from operations	20,709,540	(452,086)	1,157,417	(2,183,136)	1,495,022	637,513
DISTRIBUTIONS:

Capital gains	(11,076,912)	(1,730,286)	—	—	(229,344)	—
Total distributions	(11,076,912)	(1,730,286)	—	—	(229,344)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	142,479,315	454,365,131	—	13,457,718	2,640,073	17,720,098

Cost of shares redeemed	(108,389,859)	(153,276,700)	(4,505,166)	(8,295,720)	(2,632,676)	(7,663,800)
Net increase (decrease) in net assets resulting from capital share transactions	34,089,456	301,088,431	(4,505,166)	5,161,998	7,397	10,056,298
Net Increase (Decrease) in Net Assets	43,722,084	298,906,059	(3,347,749)	2,978,862	1,273,075	10,693,811
NET ASSETS:

Beginning of period	$337,106,134	$38,200,075	$12,836,356	$9,857,494	$22,586,345	$11,892,534

End of period	$380,828,218	$337,106,134	$9,488,607	$12,836,356	$23,859,420	$22,586,345
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(606,111)	$—	$1,577	(1,132)	$(32,070)	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	15,400,000	1,800,000	625,000	425,000	900,000	500,000

Shares created	6,300,000	20,800,000	—	600,000	100,000	700,000

Shares redeemed	(4,700,000)	(7,200,000)	(200,000)	(400,000)	(100,000)	(300,000)
Shares outstanding, end of period	17,000,000	15,400,000	425,000	625,000	900,000	900,000

See Notes to Financial Statements.

34	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (unaudited) (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Dreyfus Japanese Yen Fund		WisdomTree Dreyfus New Zealand Dollar Fund		WisdomTree Dreyfus South African Rand Fund
	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(16,981)	$(31,138)	$(36,523)	$(55,158)	$(17,402)	$(29,936)

Net realized gain on investments and foreign currency related transactions	351,767	1,135,900	1,703,107	565,107	787,623	862,660

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(188,907)	45,139	(187,945)	(120,850)	318,443	(120,783)
Net increase in net assets resulting from operations	145,879	1,149,901	1,478,639	389,099	1,088,664	711,941
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	—	—	—	(1,980)

Capital gains	—	—	(1,497,168)	(1,961,584)	(1,542,484)	(318,804)
Total dividends and distributions	—	—	(1,497,168)	(1,961,584)	(1,542,484)	(320,784)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	9,704,051	19,668,417	—	8,593,171

Cost of shares redeemed	(6,227,458)	—	—	(9,776,710)	—	(2,649,329)
Net increase (decrease) in net assets resulting from capital share transactions	(6,227,458)	—	9,704,051	9,891,707	—	5,943,842
Net Increase (Decrease) in Net Assets	(6,081,579)	1,149,901	9,685,522	8,319,222	(453,820)	6,334,999
NET ASSETS:

Beginning of period	$12,455,131	$11,305,230	$17,789,933	$9,470,711	$11,680,464	$5,345,465

End of period	$6,373,552	$12,455,131	$27,475,455	$17,789,933	$11,226,644	$11,680,464
Distributions in excess of net investment income included in net assets at end of period	$(16,981)	$—	$(36,523)	$—	$(17,402)	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	400,000	800,000	400,000	400,000	200,000

Shares created	—	—	400,000	800,000	—	300,000

Shares redeemed	(200,000)	—	—	(400,000)	—	(100,000)
Shares outstanding, end of period	200,000	400,000	1,200,000	800,000	400,000	400,000

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	35

Statements of Changes in Net Assets (unaudited) (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Managed Futures Strategy Fund[1]
	For the Six Months Ended February 28, 2011 (unaudited)	For the Period August 9, 2010* through August 31, 2010	For the Period January 5, 2011* through February 28, 2011 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$9,932,814	$325,815	$(30,503)

Net realized gain (loss) on investments, swap contracts, futures contracts and foreign currency related transactions	428,272	(153,966)	461,173

Net change in unrealized appreciation (depreciation) on investments, swap contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	(6,811,696)	(328,480)	392,181
Net increase (decrease) in net assets resulting from operations	3,549,390	(156,631)	822,851
DIVIDENDS:

Net investment income	(11,115,180)	—	—
Total dividends	(11,115,180)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	462,960,818	195,475,552	40,286,833

Cost of shares redeemed	(30,503,536)	—	(3,511)
Net increase in net assets resulting from capital share transactions	432,457,282	195,475,552	40,283,322
Net Increase in Net Assets	424,891,492	195,318,921	41,106,173
NET ASSETS:

Beginning of period	$195,319,021	$100	$100

End of period	$620,210,513	$195,319,021	$41,106,273
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(362,106)	$820,260	$(30,503)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,900,002	2	2

Shares created	8,900,000	3,900,000	800,000

Shares redeemed	(600,000)	—	—
Shares outstanding, end of period	12,200,002	3,900,002	800,002
[1]	Consolidated.

*	Commencement of investment operations.

See Notes to Financial Statements.

36	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Brazilian Real Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$27.65	$24.47	$26.47	$25.19
Investment operations:
Net investment income (loss)[2]	(0.04)	(0.07)	0.04	0.15
Net realized and unrealized gain (loss)	2.55	3.53	(1.34)	1.13
Total from investment operations	2.51	3.46	(1.30)	1.28
Dividends and distributions to shareholders:
Net investment income	—	(0.02)	(0.17)	—
Capital gains	(3.24)	(0.26)	(0.53)	—
Total dividends and distributions to shareholders	(3.24)	(0.28)	(0.70)	—
Net asset value, end of period	$26.92	$27.65	$24.47	$26.47

TOTAL RETURN[3]	9.56%	14.24%	(3.92)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$139,993	$221,177	$112,573	$121,740
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.29)%[4]	(0.28)%	0.19%	1.99%[4]
Portfolio turnover rate[5]	0%	0%	0%	N/A *

WisdomTree Dreyfus Chinese Yuan Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.84	$25.31	$25.39	$24.87
Investment operations:
Net investment income (loss)[2]	(0.04)	(0.07)	0.08	0.14
Net realized and unrealized gain (loss)	0.74	(0.40)	0.32	0.38
Total from investment operations	0.70	(0.47)	0.40	0.52
Dividends and distributions to shareholders:
Net investment income	—	—	(0.48)	—
Capital gains	(0.15)	—	—	—
Total dividends and distributions to shareholders	(0.15)	—	(0.48)	—
Net asset value, end of period	$25.39	$24.84	$25.31	$25.39

TOTAL RETURN[3]	2.80%	(1.86)%	1.58%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$654,938	$586,278	$136,660	$284,393
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.29)%[4]	(0.28)%	0.36%	2.04%[4]
Portfolio turnover rate[5]	0%	8%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received and delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

*	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	37

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Commodity Currency Fund	For the Period September 24, 2010[1] through February 28, 2011 (unaudited)
Net asset value, beginning of period	$25.10
Investment operations:
Net investment loss[2]	(0.04)
Net realized and unrealized gain	1.41
Total from investment operations	1.37
Distributions to shareholders:
Capital gains	(0.09)
Total distributions to shareholders	(0.09)
Net asset value, end of period	$26.38

TOTAL RETURN[3]	5.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$124,000
Ratio to average net assets of:
Net expenses	0.55%[4]
Net investment loss	(0.40)%[4]
Portfolio turnover rate[5]	0%

WisdomTree Dreyfus Emerging Currency Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Period May 6, 2009[1] through August 31, 2009
Net asset value, beginning of period	$21.89	$21.22	$19.98
Investment operations:
Net investment loss[2]	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain	1.39	0.94	1.26
Total from investment operations	1.35	0.85	1.24
Distributions to shareholders:
Capital gains	(0.84)	(0.18)	—
Total distributions to shareholders	(0.84)	(0.18)	—
Net asset value, end of period	$22.40	$21.89	$21.22

TOTAL RETURN[3]	6.21%	4.01%	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$380,828	$337,106	$38,200
Ratio to average net assets of:
Net expenses	0.55%[4]	0.55%	0.55%[4]
Net investment loss	(0.40)%[4]	(0.39)%	(0.33)%[4]
Portfolio turnover rate[5]	0%	0%	0%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received and delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

38	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Euro Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$20.54	$23.19	$24.07	$25.04
Investment operations:
Net investment income (loss)[2]	0.01	(0.01)	0.35	0.29
Net realized and unrealized gain (loss)	1.78	(2.64)	(0.63)	(1.26)
Total from investment operations	1.79	(2.65)	(0.28)	(0.97)
Dividends to shareholders:
Net investment income	—	—	(0.60)	—
Total dividends to shareholders	—	—	(0.60)	—
Net asset value, end of period	$22.33	$20.54	$23.19	$24.07

TOTAL RETURN[3]	8.71%	(11.43)%	(1.13)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,489	$12,836	$9,857	$19,256
Ratio to average net assets of:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%[4]
Net investment income (loss)	0.05%[4]	(0.03)%	1.61%	3.73%[4]
Portfolio turnover rate[5]	N/A *	N/A *	N/A *	N/A *

WisdomTree Dreyfus Indian Rupee Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.10	$23.79	$24.47	$24.69
Investment operations:
Net investment income (loss)[2]	(0.04)	(0.08)	0.02	0.15
Net realized and unrealized gain (loss)	1.74	1.39	(0.51)	(0.37)
Total from investment operations	1.70	1.31	(0.49)	(0.22)
Dividends and distributions to shareholders:
Net investment income	—	—	(0.19)	—
Capital gains	(0.29)	—	—	—
Total dividends and distributions to shareholders	(0.29)	—	(0.19)	—
Net asset value, end of period	$26.51	$25.10	$23.79	$24.47

TOTAL RETURN[3]	6.77%	5.51%	(1.97)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,859	$22,586	$11,893	$9,789
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.28)%[4]	(0.29)%	0.09%	1.93%[4]
Portfolio turnover rate[5]	0%	0%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received and delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

*	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	39

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Japanese Yen Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 21, 2008[1] through August 31, 2008
Net asset value, beginning of period	$31.14	$28.26	$24.21	$25.45
Investment operations:
Net investment income (loss)[2]	(0.05)	(0.08)	0.00 [3]	0.01
Net realized and unrealized gain (loss)	0.78	2.96	4.12	(1.25)
Total from investment operations	0.73	2.88	4.12	(1.24)
Dividends to shareholders:
Net investment income	—	—	(0.07)	—
Total dividends to shareholders	—	—	(0.07)	—
Net asset value, end of period	$31.87	$31.14	$28.26	$24.21

TOTAL RETURN[4]	2.34%	10.19%	17.01%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,374	$12,455	$11,305	$19,368
Ratio to average net assets of:
Net expenses	0.35%[5]	0.35%	0.35%	0.35%[5]
Net investment income (loss)	(0.28)%[5]	(0.27)%	0.01%	0.20%[5]
Portfolio turnover rate[6]	N/A *	N/A *	N/A *	N/A *

WisdomTree Dreyfus New Zealand Dollar Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$22.24	$23.68	$23.53	$24.93
Investment operations:
Net investment income (loss)[2]	(0.03)	(0.07)	(0.02)	0.09
Net realized and unrealized gain (loss)	1.94	1.08	0.30	(1.49)
Total from investment operations	1.91	1.01	0.28	(1.40)
Dividends and distributions to shareholders:
Net investment income	—	—	(0.13)	—
Capital gains	(1.25)	(2.45)	—	—
Total dividends and distributions to shareholders	(1.25)	(2.45)	(0.13)	—
Net asset value, end of period	$22.90	$22.24	$23.68	$23.53

TOTAL RETURN[4]	8.67%	4.32%	1.30%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,475	$17,790	$9,471	$2,353
Ratio to average net assets of:
Net expenses	0.45%[5]	0.45%	0.45%	0.45%[5]
Net investment income (loss)	(0.29)%[5]	(0.30)%	(0.11)%	1.96%[5]
Portfolio turnover rate[6]	0%	0%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received and delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

*	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

40	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus South African Rand Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$29.20	$26.73	$26.61	$25.35
Investment operations:
Net investment income (loss)[2]	(0.04)	(0.09)	0.02	0.09
Net realized and unrealized gain	2.77	3.36	1.72	1.17
Total from investment operations	2.73	3.27	1.74	1.26
Dividends and distributions to shareholders:
Net investment income	—	(0.00)[3]	(0.09)	—
Capital gains	(3.86)	(0.80)	(1.53)	—
Total dividends and distributions to shareholders	(3.86)	(0.80)	(1.62)	—
Net asset value, end of period	$28.07	$29.20	$26.73	$26.61

TOTAL RETURN[4]	9.17%	12.53%	8.44%	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,227	$11,680	$5,345	$2,661
Ratio to average net assets of:
Net expenses	0.45%[5]	0.45%	0.45%	0.45%[5]
Net investment income (loss)	(0.29)%[5]	(0.31)%	0.07%	1.78%[5]
Portfolio turnover rate[6]	0%	0%	0%	N/A *

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2011 (unaudited)	For the Period August 9, 2010[1] through August 31, 2010
Net asset value, beginning of period	$50.08	$50.23
Investment operations:
Net investment income[2]	1.15	0.10
Net realized and unrealized gain (loss)	0.83	(0.25)
Total from investment operations	1.98	(0.15)
Dividends to shareholders:
Net investment income	(1.22)	—
Total dividends to shareholders	(1.22)	—
Net asset value, end of period	$50.84	$50.08

TOTAL RETURN[4]	3.95%	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$620,211	$195,319
Ratio to average net assets of:
Net expenses	0.55%[5]	0.55%[5]
Net investment income	4.47%[5]	3.31%[5]
Portfolio turnover rate[6]	5%	0%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

*	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	41

Financial Highlights (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund	For the Period January 5, 2011* through February 28, 2011[1] (unaudited)
Net asset value, beginning of period	$50.18
Investment operations:
Net investment loss[2]	(0.06)
Net realized and unrealized gain	1.26
Total from investment operations	1.20
Net asset value, end of period	$51.38

TOTAL RETURN[3]	2.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$41,106
Ratio to average net assets of:
Net expenses	0.95%[4]
Net investment loss	(0.81)%[4]
Portfolio turnover rate[5]	0%
*	Commencement of investment operations.

[1]	Consolidated.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

42	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of February 28, 2011, the Trust offered 45 investment funds. These financial statements relate only to the WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”), WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”), WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”), WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”) and WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the Japanese Yen Fund commenced operations on May 21, 2008; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008; the Emerging Currency Fund commenced operations on May 6, 2009; the Emerging Markets Local Debt Fund commenced operations on August 9, 2010; the Commodity Currency Fund commenced operations on September 24, 2010, and the Managed Futures Strategy Fund commenced operations on January 5, 2011.

Consolidation of Subsidiary

The financial statements of the Managed Futures Strategy Fund are consolidated and include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Fund. For the Managed Futures Strategy Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate prevailing on the respective dates of such transactions. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in

WisdomTree Currency, Fixed Income and Alternative Funds	43

Notes to Financial Statements (unaudited) (continued)

which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at NAV.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of February 28, 2011 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$5,700,391	$—
Money Market Fund	—	734,353	—
Repurchase Agreement	—	29,114,614	—
U.S. Government Agencies	—	800,263	—
U.S. Government Treasury	—	101,596,759	—
Total	—	137,946,380	—
Other Financial Instruments*	—	2,088,306	—
Total - Net	$—	$140,034,686	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$7,000,512	$—
Money Market Fund	—	3,317,522	—
Repurchase Agreement	—	199,366,347	—
U.S. Government Agencies	—	3,901,281	—
U.S. Government Treasury	—	433,484,461	—
Total	—	647,070,123	—
Other Financial Instruments*	—	8,084,697	—
Total - Net	$—	$655,154,820	$—

44	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Dreyfus Commodity Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$635,032	$—
Repurchase Agreement	—	36,008,914	—
U.S. Government Treasury	—	83,796,407	—
Total		120,440,353
Other Financial Instruments*	—	3,610,353	—
Total - Net	$—	$124,050,706	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,215,196	$—
Money Market Fund	—	1,917,245	—
Repurchase Agreement	—	117,659,550	—
U.S. Government Agencies	—	800,123	—
U.S. Government Treasury	—	259,983,882	—
Total		381,575,996
Other Financial Instruments*	—	2,155,732	—
Total - Net	$—	$383,731,728	$—

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$3,513,491	$—
Time Deposits	—	4,501,565	—
Total	$—	$8,015,056	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$500,037	$—
Money Market Fund	—	152,314	—
Repurchase Agreement	—	7,058,895	—
U.S. Government Agencies	—	1,400,460	—
U.S. Government Treasury	—	14,399,414	—
Total	—	23,511,120	—
Other Financial Instruments*	—	354,976	—
Total - Net	$—	$23,866,096	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,586,522	$—
Repurchase Agreement	—	2,788,682	—
Total	$—	$4,375,204	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$300,022	$—
Money Market Fund	—	152,014	—
Repurchase Agreement	—	4,240,307	—
U.S. Government Agencies	—	900,296	—
U.S. Government Treasury	—	21,649,293	—
Total	—	27,241,932	—
Other Financial Instruments*	—	242,424	—
Total - Net	$—	$27,484,356	$—

WisdomTree Currency, Fixed Income and Alternative Funds	45

Notes to Financial Statements (unaudited) (continued)

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$325,024	$—
Money Market Fund	—	65,600	—
Repurchase Agreement	—	2,002,879	—
U.S. Government Agencies	—	100,033	—
U.S. Government Treasury	—	8,439,720	—
Total	—	10,933,256	—
Other Financial Instruments*	—	296,660	—
Total - Net	$—	$11,229,916	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Supranational Bonds	$—	$115,903,417	$—
Foreign Government Obligations	—	448,825,783	—
Money Market Fund	—	54,186,029	—
Repurchase Agreement	—	30,423,063	—
Total		649,338,292
Other Financial Instruments*	—	1,212,953	—
Total - Net	$—	$650,551,245	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$5,970,248	$—
U.S. Government Treasury	—	34,521,811	—
Total	—	40,492,059	—
Other Financial Instruments*	—	392,057	—
Total - Net	$—	$40,884,116	$—
*	Other financial instruments include foreign forward currency, swap and futures contracts. The fair value of these contracts is represented by net unrealized appreciation or depreciation in this table.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds have invested in derivatives, specifically forward foreign currency contracts, futures contracts and swaps, for the six months ended February 28, 2011 which are detailed in the forward foreign currency and swap agreement contract tables herein. The volume of the derivatives that is presented is consistent with the derivative activity for the six months ended February 28, 2011. The Funds’ management is not aware of any credit-risk contingent feature on the forward foreign currency contracts held by the Funds.

46	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts as described on pages 47 through 57, for the period ended February 28, 2011. The forward contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Brazilian Real Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,789,343	Unrealized depreciation on forward foreign currency contracts	$701,037
Chinese Yuan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,381,091	Unrealized depreciation on forward foreign currency contracts	296,394
Commodity Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,022,003	Unrealized depreciation on forward foreign currency contracts	1,411,650
Emerging Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,961,099	Unrealized depreciation on forward foreign currency contracts	1,805,367
Indian Rupee Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	355,044	Unrealized depreciation on forward foreign currency contracts	68
New Zealand Dollar Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	272,433	Unrealized depreciation on forward foreign currency contracts	30,009
South African Rand Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	296,660	Unrealized depreciation on forward foreign currency contracts	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	476,070	Unrealized depreciation on forward foreign currency contracts	79,279
Swap contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	816,161
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	39,399	Unrealized depreciation on forward foreign currency contracts	15,305
Swap contracts	Unrealized appreciation on swap contracts	425,109	Unrealized depreciation on swap contracts	—
Futures contracts*	Unrealized appreciation on variation margin on futures contracts	—	Unrealized depreciation on variation margin on futures contracts	57,146

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and liabilities.

WisdomTree Currency, Fixed Income and Alternative Funds	47

Notes to Financial Statements (unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward/ Swap/Futures Contracts
Brazilian Real Fund
Foreign exchange contracts	$16,030,224
Chinese Yuan Fund
Foreign exchange contracts	1,520,248
Commodity Currency Fund
Foreign exchange contracts	(39,325)
Emerging Currency Fund
Foreign exchange contracts	18,704,237
Indian Rupee Fund
Foreign exchange contracts	1,039,087
New Zealand Dollar Fund
Foreign exchange contracts	1,703,020
South African Rand Fund
Foreign exchange contracts	787,604
Emerging Market Local Debt Fund
Foreign exchange contracts	6,656
Swap contracts	1,119,847
Managed Futures Strategy Fund (consolidated)
Swap contracts	(6,816)
Futures contracts	(49,317)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward/ Swap/Futures Contracts
Brazilian Real Fund
Foreign exchange contracts	$1,120,940
Chinese Yuan Fund
Foreign exchange contracts	15,176,242
Commodity Currency Fund
Foreign exchange contracts	3,610,353
Emerging Currency Fund
Foreign exchange contracts	2,619,334
Indian Rupee Fund
Foreign exchange contracts	489,864
New Zealand Dollar Fund
Foreign exchange contracts	(186,271)
South African Rand Fund
Foreign exchange contracts	319,173
Emerging Market Local Debt Fund
Foreign exchange contracts	654,882
Swaps contracts	(451,180)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	24,094
Swaps contracts	425,109
Futures contracts	(57,146)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the

48	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $48,708 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended February 28, 2011. Expenses in excess of 0.0044% were paid by WTAM.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward contracts were open at February 28, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	3/02/11	BRL	58,047,528	USD	34,905,308	$(101,040)
	3/02/11	BRL	58,047,530	USD	34,863,381	(142,969)
	3/02/11	BRL	58,047,528	USD	34,842,454	(163,895)
	3/02/11	BRL	58,047,528	USD	34,905,308	(101,041)
	3/02/11	BRL	55,811,738	USD	33,597,242	(60,784)
	3/02/11	BRL	55,811,740	USD	33,597,243	(60,784)
	3/02/11	BRL	64,754,898	USD	38,980,796	(70,524)
	3/02/11	USD	33,197,363	BRL	55,811,738	460,663
	3/02/11	USD	33,171,910	BRL	55,811,738	486,116
	3/02/11	USD	33,128,591	BRL	55,811,738	529,434
	3/02/11	USD	33,152,207	BRL	55,811,740	505,820
	3/02/11	USD	5,339,200	BRL	8,943,160	54,094
	3/02/11	USD	34,943,130	BRL	58,047,528	63,219
	3/02/11	USD	34,943,130	BRL	58,047,528	63,219
	3/02/11	USD	1,345,890	BRL	2,235,792	2,435

WisdomTree Currency, Fixed Income and Alternative Funds	49

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	3/02/11	USD	34,943,130	BRL	58,047,528	$63,219
	4/04/11	USD	34,886,740	BRL	58,379,470	115,041
	4/04/11	USD	34,886,741	BRL	58,379,472	115,041
	4/04/11	USD	34,846,136	BRL	58,379,474	155,647
	4/04/11	USD	34,826,387	BRL	58,379,472	175,395
						$2,088,306
Chinese Yuan Fund	3/11/11	USD	9,445,958	CNY	62,744,778	$99,930
	3/11/11	USD	5,362,910	CNY	35,574,863	49,392
	3/11/11	USD	5,041,863	CNY	33,604,018	70,597
	3/11/11	USD	5,042,221	CNY	33,616,489	72,137
	3/11/11	USD	5,038,029	CNY	33,643,957	80,508
	3/11/11	USD	5,036,520	CNY	33,643,957	82,016
	3/11/11	USD	20,172,259	CNY	134,266,558	254,836
	3/11/11	USD	10,089,161	CNY	67,133,279	124,386
	3/11/11	USD	5,062,754	CNY	33,578,717	45,857
	3/11/11	USD	10,126,272	CNY	67,157,433	90,951
	3/11/11	USD	20,249,490	CNY	134,314,867	184,955
	3/11/11	USD	5,058,512	CNY	33,555,641	46,588
	3/11/11	USD	5,058,131	CNY	33,555,641	46,970
	3/11/11	USD	25,281,871	CNY	167,858,984	255,921
	3/11/11	USD	35,004,880	CNY	235,442,822	815,008
	5/27/11	USD	79,893,831	CNY	538,564,315	2,481,993
	5/27/11	USD	40,050,567	CNY	268,126,528	960,587
	5/27/11	USD	5,007,707	CNY	33,582,683	128,915
	5/27/11	USD	70,701,225	CNY	467,052,293	736,515
	9/30/11	CNY	136,382	USD	21,092	45
	9/30/11	CNY	14,676,261	USD	2,278,923	14,048
	9/30/11	CNY	99,619,737	USD	15,225,392	(148,155)
	9/30/11	USD	47,175,908	CNY	309,709,834	619,226
	9/30/11	USD	5,144,270	CNY	33,129,100	(31,711)
	9/30/11	USD	5,118,414	CNY	33,095,667	(11,015)
	9/30/11	USD	15,240,823	CNY	99,339,687	89,506
	9/30/11	USD	5,080,274	CNY	33,113,229	29,835
	9/30/11	USD	5,123,451	CNY	33,087,249	(17,351)
	9/30/11	USD	15,332,918	CNY	99,180,980	(27,081)
	9/30/11	USD	5,122,208	CNY	33,086,902	(16,161)
	9/30/11	USD	15,309,313	CNY	99,204,348	130
	9/30/11	USD	5,117,499	CNY	33,089,750	(11,013)
	9/30/11	USD	10,245,378	CNY	66,169,776	(33,906)
	12/07/11	USD	79,175,809	CNY	514,761,520	577,113
	12/07/11	USD	5,081,867	CNY	32,869,518	10,666
	12/07/11	USD	70,732,792	CNY	458,985,085	378,588
	12/07/11	USD	10,146,306	CNY	65,707,480	33,871
						$8,084,697
Commodity Currency Fund	3/02/11	AUD	11,166	USD	11,081	$(289)
	3/02/11	AUD	653,779	USD	647,941	(17,801)
	3/02/11	AUD	15,396,785	USD	15,526,118	(152,427)
	3/02/11	BRL	6,235,155	USD	3,753,404	(6,791)
	3/02/11	BRL	7,336,686	USD	4,416,498	(7,990)
	3/02/11	BRL	12,470,311	USD	7,506,809	(13,581)
	3/02/11	BRL	26,042,152	USD	15,657,860	(47,213)

50	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	3/02/11	CAD	11,255	USD	11,069	$(480)
	3/02/11	CAD	648,413	USD	650,455	(14,891)
	3/02/11	CAD	15,310,569	USD	15,567,906	(142,492)
	3/02/11	CLP	5,229,549	USD	11,096	118
	3/02/11	CLP	151,957,993	USD	319,770	765
	3/02/11	CLP	303,557,254	USD	612,021	(25,236)
	3/02/11	CLP	2,562,991,266	USD	5,393,387	12,907
	3/02/11	CLP	4,232,001,154	USD	8,905,539	21,313
	3/02/11	CLP	7,095,119,740	USD	14,851,736	(43,026)
	3/02/11	NOK	66,709	USD	11,088	(824)
	3/02/11	NOK	3,847,976	USD	647,638	(39,469)
	3/02/11	NOK	90,396,982	USD	16,106,280	(35,317)
	3/02/11	NZD	14,990	USD	11,076	(188)
	3/02/11	NZD	820,726	USD	621,904	5,211
	3/02/11	NZD	19,497,066	USD	14,577,761	(72,338)
	3/02/11	RUB	341,429	USD	11,075	(758)
	3/02/11	RUB	19,898,569	USD	652,198	(37,417)
	3/02/11	RUB	465,627,660	USD	16,044,784	(92,250)
	3/02/11	USD	6,501,598	AUD	6,560,048	178,497
	3/02/11	USD	3,250,737	AUD	3,280,024	89,310
	3/02/11	USD	2,499,736	AUD	2,622,990	171,255
	3/02/11	USD	626,057	AUD	657,088	43,056
	3/02/11	USD	648,524	AUD	656,202	19,686
	3/02/11	USD	648,524	AUD	656,202	19,686
	3/02/11	USD	320,657	AUD	327,585	12,923
	3/02/11	USD	323,291	AUD	327,513	10,215
	3/02/11	USD	321,819	AUD	324,973	9,100
	3/02/11	USD	325,143	AUD	324,598	5,395
	3/02/11	USD	324,448	AUD	324,507	5,997
	3/02/11	USD	15,676,711	BRL	26,042,152	28,362
	3/02/11	USD	7,411,775	BRL	12,470,311	108,615
	3/02/11	USD	3,708,731	BRL	6,235,155	51,464
	3/02/11	USD	3,701,048	BRL	6,235,155	59,147
	3/02/11	USD	328,632	BRL	550,968	3,637
	3/02/11	USD	328,989	BRL	550,563	3,036
	3/02/11	USD	6,540,448	CAD	6,519,715	149,527
	3/02/11	USD	3,270,122	CAD	3,259,857	74,865
	3/02/11	USD	2,545,345	CAD	2,599,586	122,128
	3/02/11	USD	640,038	CAD	653,748	30,783
	3/02/11	USD	653,355	CAD	652,297	15,976
	3/02/11	USD	653,355	CAD	652,297	15,976
	3/02/11	USD	331,023	CAD	327,228	4,751
	3/02/11	USD	328,428	CAD	327,118	7,232
	3/02/11	USD	327,329	CAD	326,570	7,769
	3/02/11	USD	328,298	CAD	325,915	6,128
	3/02/11	USD	330,383	CAD	325,906	4,034
	3/02/11	USD	14,618,696	CLP	6,946,950,413	(34,985)
	3/02/11	USD	6,076,645	CLP	3,014,015,987	250,669
	3/02/11	USD	3,038,374	CLP	1,507,007,993	125,283
	3/02/11	USD	2,500,996	CLP	1,217,985,167	55,916
	3/02/11	USD	627,213	CLP	305,036,728	13,150

WisdomTree Currency, Fixed Income and Alternative Funds	51

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	3/02/11	USD	607,575	CLP	301,509,102	$25,382
	3/02/11	USD	607,575	CLP	301,509,102	25,382
	3/02/11	USD	323,315	CLP	151,957,993	(4,310)
	3/02/11	USD	320,209	CLP	151,955,274	(1,210)
	3/02/11	USD	307,810	CLP	151,919,402	11,114
	3/02/11	USD	302,309	CLP	150,519,672	13,676
	3/02/11	USD	305,905	CLP	150,490,123	10,018
	3/02/11	USD	6,469,464	NOK	38,436,381	393,869
	3/02/11	USD	3,234,541	NOK	19,218,190	197,125
	3/02/11	USD	2,501,441	NOK	15,510,811	268,223
	3/02/11	USD	644,062	NOK	3,845,340	42,575
	3/02/11	USD	644,062	NOK	3,845,340	42,575
	3/02/11	USD	612,081	NOK	3,795,855	65,720
	3/02/11	USD	331,577	NOK	1,940,215	14,874
	3/02/11	USD	332,134	NOK	1,939,910	14,263
	3/02/11	USD	335,596	NOK	1,938,304	10,514
	3/02/11	USD	320,654	NOK	1,920,731	22,319
	3/02/11	USD	324,076	NOK	1,920,590	18,871
	3/02/11	USD	6,302,171	NZD	8,316,623	(53,060)
	3/02/11	USD	3,150,957	NZD	4,158,312	(26,401)
	3/02/11	USD	2,457,479	NZD	3,296,152	19,250
	3/02/11	USD	626,432	NZD	832,025	(1,248)
	3/02/11	USD	626,432	NZD	832,025	(1,248)
	3/02/11	USD	613,100	NZD	822,486	4,916
	3/02/11	USD	313,930	NZD	415,460	(1,753)
	3/02/11	USD	314,016	NZD	415,420	(1,869)
	3/02/11	USD	317,422	NZD	414,768	(5,765)
	3/02/11	USD	313,297	NZD	414,765	(1,643)
	3/02/11	USD	316,734	NZD	414,746	(5,094)
	3/02/11	USD	6,490,235	RUB	197,887,269	367,849
	3/02/11	USD	3,242,990	RUB	98,943,634	186,052
	3/02/11	USD	2,518,012	RUB	79,795,813	247,433
	3/02/11	USD	632,360	RUB	20,038,860	62,117
	3/02/11	USD	646,198	RUB	19,799,510	39,984
	3/02/11	USD	646,198	RUB	19,799,510	39,984
	3/02/11	USD	333,711	RUB	9,943,980	10,913
	3/02/11	USD	339,077	RUB	9,941,742	5,469
	3/02/11	USD	338,283	RUB	9,941,305	6,248
	3/02/11	USD	321,818	RUB	9,889,721	20,925
	3/02/11	USD	326,233	RUB	9,886,314	16,393
	3/02/11	USD	6,654,447	ZAR	45,175,042	(144,183)
	3/02/11	USD	3,329,018	ZAR	22,587,521	(73,886)
	3/02/11	USD	2,510,802	ZAR	18,173,307	108,189
	3/02/11	USD	659,384	ZAR	4,518,624	(8,196)
	3/02/11	USD	659,384	ZAR	4,518,624	(8,196)
	3/02/11	USD	621,437	ZAR	4,499,207	26,952
	3/02/11	USD	325,494	ZAR	2,255,366	(469)
	3/02/11	USD	327,902	ZAR	2,254,749	(2,966)
	3/02/11	USD	312,423	ZAR	2,216,082	6,941
	3/02/11	USD	303,255	ZAR	2,212,122	15,538
	3/02/11	USD	300,984	ZAR	2,211,183	17,674

52	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	3/02/11	ZAR	75,964	USD	11,079	$131
	3/02/11	ZAR	4,519,291	USD	666,067	14,783
	3/02/11	ZAR	106,026,572	USD	14,995,308	(284,388)
	4/04/11	USD	15,416,433	BRL	25,799,401	51,761
	6/02/11	USD	15,447,168	AUD	15,495,281	151,946
	6/02/11	USD	15,469,275	CAD	15,244,197	140,663
	6/02/11	USD	15,242,516	CLP	7,329,059,104	33,358
	6/02/11	USD	15,376,003	NZD	20,697,829	76,584
	6/02/11	USD	15,415,695	RUB	450,824,291	103,320
	6/02/11	USD	15,432,533	ZAR	110,607,280	292,242
	6/03/11	USD	15,373,372	NOK	86,723,497	34,004
						$3,610,353
Emerging Currency Fund	3/02/11	BRL	1,256,149	USD	756,170	$(1,368)
	3/02/11	BRL	13,225,895	USD	7,953,034	(23,022)
	3/02/11	BRL	13,225,895	USD	7,938,712	(37,343)
	3/02/11	BRL	13,225,896	USD	7,953,034	(23,022)
	3/02/11	BRL	13,225,896	USD	7,943,481	(32,575)
	3/02/11	BRL	50,390,206	USD	30,333,618	(54,879)
	3/02/11	USD	26,494,140	BRL	44,753,901	495,307
	3/02/11	USD	7,961,652	BRL	13,225,896	14,404
	3/02/11	USD	7,961,651	BRL	13,225,895	14,404
	3/02/11	USD	7,961,651	BRL	13,225,895	14,404
	3/02/11	USD	7,204,833	BRL	11,968,669	13,035
	3/02/11	USD	2,057,258	BRL	3,439,874	17,204
	3/02/11	USD	743,415	BRL	1,257,227	14,772
	3/02/11	USD	563,060	BRL	942,337	5,229
	3/02/11	USD	561,304	BRL	939,343	5,179
	3/02/11	USD	375,389	BRL	628,776	3,803
	3/02/11	USD	187,172	BRL	315,198	2,912
	3/02/11	USD	187,295	BRL	313,812	1,954
	3/02/11	USD	187,101	BRL	313,114	1,726
	4/04/11	USD	7,950,265	BRL	13,303,974	26,217
	4/04/11	USD	7,941,012	BRL	13,303,974	35,470
	4/04/11	USD	7,936,511	BRL	13,303,974	39,970
	4/04/11	USD	7,950,265	BRL	13,303,974	26,217
	4/04/11	USD	189,348	BRL	315,833	11
	4/04/11	USD	187,853	BRL	313,902	349
	4/28/11	USD	26,410,620	CLP	13,144,565,516	1,059,498
	4/28/11	USD	2,167,095	CLP	1,019,791,488	(35,888)
	4/28/11	USD	761,625	CLP	370,911,572	13,523
	4/28/11	USD	589,316	CLP	277,833,162	(8,688)
	4/28/11	USD	580,631	CLP	277,105,996	(1,522)
	4/28/11	USD	383,799	CLP	185,566,810	4,007
	4/28/11	USD	192,711	CLP	92,694,063	1,005
	4/28/11	USD	186,949	CLP	92,661,450	6,699
	4/28/11	USD	196,439	CLP	92,611,054	(2,896)
	4/28/11	USD	194,251	CLP	92,463,268	(1,017)
	4/28/11	USD	193,299	CLP	92,445,226	(103)
	4/28/11	USD	26,495,047	CNY	174,257,924	92,248
	4/28/11	USD	2,067,088	CNY	13,542,328	(876)
	4/28/11	USD	748,034	CNY	4,912,712	1,520

WisdomTree Currency, Fixed Income and Alternative Funds	53

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/28/11	USD	565,292	CNY	3,704,359	$(102)
	4/28/11	USD	562,438	CNY	3,693,811	1,143
	4/28/11	USD	375,156	CNY	2,459,896	161
	4/28/11	USD	188,736	CNY	1,236,785	(34)
	4/28/11	USD	188,601	CNY	1,235,904	(34)
	4/28/11	USD	187,551	CNY	1,231,270	310
	4/28/11	USD	187,660	CNY	1,229,829	(19)
	4/28/11	USD	187,198	CNY	1,229,517	395
	4/28/11	USD	26,073,002	ILS	94,332,121	(68,486)
	4/28/11	USD	2,021,222	ILS	7,332,239	55
	4/28/11	USD	719,607	ILS	2,657,942	13,107
	4/28/11	USD	549,415	ILS	2,001,299	2,283
	4/28/11	USD	544,794	ILS	1,997,162	5,763
	4/28/11	USD	361,154	ILS	1,329,334	5,304
	4/28/11	USD	184,070	ILS	667,734	4
	4/28/11	USD	182,734	ILS	667,490	1,273
	4/28/11	USD	181,969	ILS	665,760	1,561
	4/28/11	USD	181,598	ILS	665,720	1,921
	4/28/11	USD	183,393	ILS	664,204	(292)
	4/28/11	USD	13,213,470	INR	613,633,558	215,913
	4/28/11	USD	13,213,470	INR	613,633,558	215,913
	4/28/11	USD	2,064,826	INR	94,436,312	1,914
	4/28/11	USD	743,004	INR	34,486,536	11,735
	4/28/11	USD	559,868	INR	25,781,899	4,370
	4/28/11	USD	562,280	INR	25,696,210	82
	4/28/11	USD	372,508	INR	17,247,135	4,946
	4/28/11	USD	185,635	INR	8,637,607	3,399
	4/28/11	USD	187,567	INR	8,614,961	971
	4/28/11	USD	186,420	INR	8,593,966	1,659
	4/28/11	USD	186,609	INR	8,563,481	803
	4/28/11	USD	187,455	INR	8,559,202	(137)
	4/28/11	USD	26,402,933	KRW	29,660,526,886	(214,705)
	4/28/11	USD	2,060,271	KRW	2,299,545,330	(29,929)
	4/28/11	USD	746,777	KRW	836,091,452	(8,565)
	4/28/11	USD	556,072	KRW	626,804,245	(2,646)
	4/28/11	USD	554,568	KRW	625,053,081	(2,688)
	4/28/11	USD	377,669	KRW	418,080,000	(8,533)
	4/28/11	USD	188,629	KRW	209,284,027	(3,846)
	4/28/11	USD	184,984	KRW	208,938,862	(505)
	4/28/11	USD	185,390	KRW	208,934,748	(915)
	4/28/11	USD	184,116	KRW	208,438,061	(80)
	4/28/11	USD	184,455	KRW	208,416,126	(438)
	4/28/11	USD	26,455,654	MXN	323,015,603	107,054
	4/28/11	USD	2,068,917	MXN	25,004,856	(12,680)
	4/28/11	USD	744,811	MXN	9,095,298	3,127
	4/28/11	USD	557,026	MXN	6,822,060	3,976
	4/28/11	USD	562,595	MXN	6,819,211	(1,827)
	4/28/11	USD	375,865	MXN	4,547,493	(1,908)
	4/28/11	USD	188,577	MXN	2,276,017	(1,412)
	4/28/11	USD	187,731	MXN	2,275,774	(586)
	4/28/11	USD	187,075	MXN	2,274,734	(15)

54	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/28/11	USD	186,836	MXN	2,274,303	$188
	4/28/11	USD	187,532	MXN	2,273,070	(609)
	4/28/11	USD	26,474,665	MYR	81,422,832	127,066
	4/28/11	USD	2,070,988	MYR	6,316,753	(7,235)
	4/28/11	USD	749,112	MYR	2,294,230	438
	4/28/11	USD	563,663	MYR	1,723,963	(425)
	4/28/11	USD	562,489	MYR	1,721,779	35
	4/28/11	USD	375,855	MYR	1,147,296	(1,020)
	4/28/11	USD	188,037	MYR	574,923	(203)
	4/28/11	USD	187,926	MYR	574,867	(111)
	4/28/11	USD	188,796	MYR	574,224	(1,191)
	4/28/11	USD	187,435	MYR	573,926	73
	4/28/11	USD	186,297	MYR	573,703	1,138
	4/28/11	USD	26,283,005	PLN	76,917,215	394,300
	4/28/11	USD	2,063,098	PLN	5,953,797	1,866
	4/28/11	USD	743,459	PLN	2,166,403	7,917
	4/28/11	USD	549,980	PLN	1,623,155	12,981
	4/28/11	USD	557,755	PLN	1,619,079	3,793
	4/28/11	USD	380,126	PLN	1,083,168	(4,449)
	4/28/11	USD	188,685	PLN	541,914	(733)
	4/28/11	USD	189,443	PLN	541,783	(1,535)
	4/28/11	USD	183,326	PLN	541,051	4,327
	4/28/11	USD	187,215	PLN	539,749	(13)
	4/28/11	USD	185,798	PLN	539,714	1,392
	4/28/11	USD	26,101,483	TRY	41,652,747	(293,287)
	4/28/11	USD	2,023,224	TRY	3,222,055	(26,827)
	4/28/11	USD	720,677	TRY	1,173,550	6,459
	4/28/11	USD	543,592	TRY	879,314	1,235
	4/28/11	USD	542,833	TRY	878,303	1,367
	4/28/11	USD	367,583	TRY	586,369	(4,267)
	4/28/11	USD	185,123	TRY	293,457	(3,296)
	4/28/11	USD	184,363	TRY	293,211	(2,688)
	4/28/11	USD	181,922	TRY	293,012	(370)
	4/28/11	USD	181,448	TRY	292,820	(15)
	4/28/11	USD	180,944	TRY	292,767	456
	4/28/11	USD	26,345,740	TWD	756,781,392	(768,059)
	4/28/11	USD	2,053,003	TWD	59,324,774	(47,946)
	4/28/11	USD	747,349	TWD	21,475,064	(21,535)
	4/28/11	USD	554,514	TWD	16,347,087	(2,016)
	4/28/11	USD	556,968	TWD	16,193,856	(9,649)
	4/28/11	USD	374,756	TWD	10,716,140	(12,572)
	4/28/11	USD	184,207	TWD	5,464,500	482
	4/28/11	USD	184,066	TWD	5,461,228	513
	4/28/11	USD	185,560	TWD	5,397,952	(3,121)
	4/28/11	USD	187,954	TWD	5,364,216	(6,655)
	4/28/11	USD	186,235	TWD	5,359,831	(5,083)
	4/28/11	USD	26,131,345	ZAR	187,819,039	708,664
	4/28/11	USD	2,013,161	ZAR	14,499,564	58,878
	4/28/11	USD	727,125	ZAR	5,286,602	28,349
	4/28/11	USD	534,060	ZAR	3,956,905	31,396
	4/28/11	USD	545,373	ZAR	3,915,044	14,100

WisdomTree Currency, Fixed Income and Alternative Funds	55

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/28/11	USD	364,591	ZAR	2,642,650	$13,053
	4/28/11	USD	184,312	ZAR	1,322,680	4,703
	4/28/11	USD	182,395	ZAR	1,321,214	6,411
	4/28/11	USD	178,020	ZAR	1,318,968	10,465
	4/28/11	USD	184,466	ZAR	1,304,642	1,972
	4/28/11	USD	186,430	ZAR	1,304,562	(3)
						$2,155,732
Indian Rupee Fund	4/28/11	INR	605,895	USD	13,192	$(68)
	4/28/11	USD	10,445,777	INR	485,101,893	170,688
	4/28/11	USD	10,445,777	INR	485,101,892	170,688
	4/28/11	USD	2,639,197	INR	121,218,300	13,668
						$354,976
New Zealand Dollar Fund	3/16/11	NZD	2,027,788	USD	1,496,579	$(25,556)
	3/16/11	USD	28,577,712	NZD	38,434,151	272,432
	3/16/11	USD	166,965	NZD	216,500	(4,452)
						$242,424
South African Rand Fund	4/28/11	USD	10,939,069	ZAR	78,624,555	$296,660
Emerging Market Local Debt	3/02/11	USD	564,953	BRL	937,625	$494
	3/02/11	USD	188,653	CLP	89,563,048	(634)
	3/02/11	USD	187,336	COP	355,564,691	(864)
	3/02/11	USD	566,242	MXN	6,858,582	606
	3/02/11	USD	562,700	MYR	1,715,842	(221)
	3/02/11	USD	190,859	PEN	529,843	144
	3/02/11	USD	377,345	PLN	1,091,377	2,906
	3/02/11	USD	376,468	THB	11,512,408	61
	3/02/11	USD	765,219	TRY	1,222,208	(1,435)
	3/02/11	USD	378,836	ZAR	2,656,610	4,012
	3/03/11	USD	376,304	KRW	423,906,000	(716)
	3/16/11	IDR	20,118,000,000	USD	2,244,060	(36,758)
	3/16/11	PEN	1,000,000	USD	356,379	—
	3/16/11	RUB	11,700,000	USD	382,540	(22,604)
	3/16/11	USD	7,875,030	IDR	71,410,772,700	220,952
	3/16/11	USD	1,150,667	IDR	10,356,000,000	23,414
	3/16/11	USD	569,180	IDR	5,208,000,000	21,261
	3/16/11	USD	2,275,191	IDR	20,818,000,000	84,987
	3/16/11	USD	1,676,712	IDR	15,300,000,000	57,879
	3/16/11	USD	767,419	KRW	863,500,000	(3,171)
	3/16/11	USD	355,556	PEN	1,000,000	824
	3/16/11	USD	396,287	PHP	17,290,000	(901)
	3/16/11	USD	375,462	PHP	16,464,000	1,036
	3/16/11	USD	381,636	RUB	11,700,000	23,509
	3/16/11	USD	759,960	RUB	22,928,000	33,985
	3/16/11	USD	763,866	THB	23,000,000	(11,975)
						$396,791
Managed Futures Strategy Fund (consolidated)	3/16/11	JPY	203,989,000	USD	2,494,817	$—
	3/16/11	JPY	198,413,000	USD	2,426,334	—
	3/16/11	USD	1,196,040	JPY	98,002,000	2,397
	3/16/11	USD	1,178,268	JPY	97,768,000	17,450
	3/16/11	USD	1,305,006	JPY	106,221,000	(5,907)
	3/16/11	USD	1,208,344	JPY	100,411,000	19,552
	6/15/11	USD	2,496,729	JPY	203,989,000	(4,855)

56	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	6/15/11	USD	53,358	JPY	4,360,000	$(97)
	6/15/11	USD	2,428,205	JPY	198,413,000	(4,446)
						$24,094

Currency Legend:
AUD – Australian Dollar	MYR – Malaysian Ringgit
BRL – Brazilian Real	NOK – Norwegian Krone
CAD – Canadian Dollar	NZD – New Zealand Dollar
CLP – Chilean Peso	PEN – Peruvian Nuevo Sol
CNY – Chinese Yuan	PHP – Philippine Peso
COP – Columbia Peso	PLN – Polish Zloty
IDR – Indonesian Rupiah	RUB – Russian Ruble
ILS – Israeli New Shekel	THB—Thai Baht
INR – Indian Rupee	TRY – Turkish New Lira
JPY – Japanese Yen	TWD – New Taiwan Dollar
KRW – South Korean Won	USD – U.S. Dollar
MXN – Mexican Peso	ZAR – South African Rand

Currency, Interest Rate and Total Return Swaps — Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund may enter into swap transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below are the total return and interest rate swap agreements outstanding as of February 28, 2011:

Fund	Counterparty	ASC 820 Level*	Termination Date	Notional Amount (000)	Fixed Rate Paid		Floating Rate Received	Unrealized Depreciation
Emerging Markets Local Debt	Citibank, N.A.	Level 2	7/17/2017	$13,827	10.00	%**	3 Month LIBOR	$397,997
Emerging Markets Local Debt	Citibank, N.A.	Level 2	5/17/2016	8,039	10.75	%**	3 Month LIBOR	374,317
Emerging Markets Local Debt	Citibank, N.A.	Level 2	5/17/2016	6,196	10.75	%**	3 Month LIBOR	43,847
Managed Futures Strategy (consolidated)	UBS AG	Level 2	12/15/2011	10,271	—		3 Month Treasury Bill	313,614
Managed Futures Strategy (consolidated)	UBS AG	Level 2	12/15/2011	5,130	—		3 Month Treasury Bill	111,495
*	ASC 820 level is not a part of regular reporting requirements for each security listed.

**	Reference asset is Indonesian Treasury Bond.

Futures Contracts — Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund will transact in commodity futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

WisdomTree Currency, Fixed Income and Alternative Funds	57

Notes to Financial Statements (unaudited) (continued)

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

At February 28, 2011 the Funds had the following open futures contracts:

Fund	Futures Contracts Short	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Managed Futures Strategy (consolidated)	Swiss Franc Futures	(6)	$808,275	June 2011	$(59)
	U.S. Long Bond (CBT) Futures	(26)	(3,128,938)	June 2011	(50,733)
	U.S. Treasury Notes 10yr Futures	(26)	(3,095,219)	June 2011	(5,124)
					(55,916)

	Futures Contracts Long
	British Pound Currency Futures	20	2,031,250	June 2011	(195)
	Canada Currency Futures	4	410,880	June 2011	(34)
	Cocoa Futures	3	109,020	June 2011	(70)
	Coffee Futures	1	102,622	June 2011	(22)
	Copper Futures	4	449,650	May 2011	(14)
	Corn Futures	11	403,288	June 2011	(176)
	Euro Foreign Exchange Currency Futures	31	5,340,913	June 2011	(108)
	Gasoline RBOB Futures	3	366,836	June 2011	(368)
	Gold 100 Ounce Futures	2	282,260	June 2011	93
	Heating Oil Futures	3	374,170	June 2011	27
	Lean Hogs Futures	5	200,400	June 2011	(168)
	Live Cattle Futures	6	275,160	June 2011	(22)
	Natural Gas Futures	9	375,570	June 2011	(32)
	Silver Futures	1	169,070	June 2011	42
	Soybean Futures	6	411,750	June 2011	129
	Sugar #11 (World) Futures	3	98,952	May 2011	(11)
	U.S. Dollar Currency Futures	8	804,640	June 2011	(68)
	Wheat Futures (CBT) Futures	5	212,063	June 2011	(205)
	WTI Crude Futures	8	795,520	June 2011	(28)
					(1,230)
					$(57,146)

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations on page 32.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are

58	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISER FEES AND TRANSACTIONS

WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, Mellon Capital Management Corporation (for the Emerging Markets Local Debt Fund and the Managed Futures Strategy Fund) and The Dreyfus Corporation (for the Currency Income Funds), all accounting, administration, custody, transfer agent fees to The Bank of New York Mellon tax and audit services, as well as printing and postage.

Fund	Fee Rate
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Commodity Currency Fund	0.55%
Emerging Currency Fund	0.55%
Euro Fund	0.35%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
New Zealand Dollar Fund	0.45%
South African Rand Fund	0.45%
Emerging Markets Local Debt Fund	0.55%
Managed Futures Strategy Fund	0.95%

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the period ended February 28, 2011, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2011, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

WisdomTree Currency, Fixed Income and Alternative Funds	59

Notes to Financial Statements (unaudited) (concluded)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended February 28, 2011 were as follows:

Fund	Purchases	Sales
Brazilian Real Fund	$—	$13,885,000
Chinese Yuan Fund	—	25,147,000
Commodity Currency Fund	—	—
Emerging Currency Fund	—	4,700,000
Euro Fund	—	—
Indian Rupee Fund	—	1,130,000
Japanese Yen Fund	—	—
New Zealand Dollar Fund	—	755,000
South African Rand Fund	—	290,000
Emerging Markets Local Debt Fund	435,040,989	20,281,013
Managed Futures Strategy Fund	—	—

6. FEDERAL INCOME TAXES

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$137,946,364	$370	$(354)	$16
Chinese Yuan Fund	647,070,274	1,245	(1,396)	(151)
Commodity Currency Fund	120,440,291	331	(269)	62
Emerging Currency Fund	381,576,727	951	(1,682)	(731)
Euro Fund	7,886,751	128,305	—	128,305
Indian Rupee Fund	23,510,913	259	(52)	207
Japanese Yen Fund	4,351,479	23,725	—	23,725
New Zealand Dollar Fund	27,241,851	161	(80)	81
South African Rand Fund	10,933,268	21	(33)	(12)
Emerging Markets Local Debt Fund	656,119,310	5,374,543	(12,155,561)	(6,781,018)
Managed Futures Strategy Fund	40,491,935	126	(2)	124

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended February 28, 2011, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the four year period ended August 31, 2010, remains subject to examination by taxing authorities.

7. SUBSEQUENT EVENTS

In accordance with GAAP provisions, management of the Funds evaluated the possibilities of subsequent events existing in the Fund’s financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

Effective March 17, 2011, the WTAM launched the WisdomTree Asia Local Debt Fund (ALD). The Fund has an expense ratio of 0.55%.

60	WisdomTree Currency, Fixed Income and Alternative Funds

Effective June 17, 2011, the Wisdomtree Funds listed on table below will change their investment objectives, strategies and fund names:

Ticker	Former Fund Name	New Fund Name	Primary Change
DRW	WisdomTree International Real Estate Fund	WisdomTree Global ex-US Real Estate Fund	Broader, global real estate exposure with addition of emerging markets.

DBU	WisdomTree International Utilities Sector Fund	WisdomTree Global ex-US Utility Fund	Broader, global utilities exposure with addition of emerging markets.

DBN	WisdomTree International Basic Materials Sector Fund	WisdomTree Commodity Country Equity Fund	More diversified commodity-focused equity strategy; adds emerging markets.

DKA	WisdomTree International Energy Sector Fund	WisdomTree Global Natural Resources Fund	More diversified energy/natural resources-focused equity strategy; adds emerging markets.

DND	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Asia Pacific ex- Japan Fund	Expand portfolio to become a broader Asia-Pacific regional strategy; adds emerging markets.

DNH	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree Australia Dividend Fund	Expand majority Australia portfolio weight to pure Australia dividend strategy.

DNL	WisdomTree World ex-US Growth Fund	WisdomTree Global ex-US Growth Fund	Name change only.

The Euro Fund and the New Zealand Dollar Fund will change their investment objective, strategies and fund names as indicated table below, effective on or after June 27, 2011 and August 26, 2011 respectively:

Ticker	Former Fund Name	New Fund Name	Primary Change/Enhancement
EU	WisdomTree Dreyfus Euro Fund	WisdomTree Dreyfus Euro Debt Fund	Restructured to provide exposure to debt of issuers in the European Union denominated in Euros. Extend duration to achieve intermediate-term European bond strategy.

BNZ	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus Australia & New Zealand Debt Fund	Restructured to provide exposure to Australia & New Zealand debt denominated in their respective currencies. Extend duration to achieve intermediate-term Australia/ New Zealand bond strategy.

WisdomTree Currency, Fixed Income and Alternative Funds	61

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

62	WisdomTree Currency, Fixed Income and Alternative Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of February 28, 2011:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Fund

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Alternative Fund

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than developed markets and are subject to additional risks, such as of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and may be less liquid than other securities and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers, the Funds can be adversely impacted by changes affecting such issuers. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Unlike typical exchange-traded funds, the Currency Funds, Fixed Income Fund and Alternative Fund do not attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read each Fund prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Commodity Currency Fund

WisdomTree Dreyfus Emerging Currency Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

Fixed Income Fund

WisdomTree Emerging Markets Local Debt Fund

Alternative Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with the Dreyfus Corporation or Mellon Capital Management Corp.

WIS00003119 (4/2012)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Amendments to Code of Ethics – Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date:	May 6, 2011

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date:	May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date:	May 6, 2011

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date:	May 6, 2011